   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1998.

                                                      REGISTRATION NO. 33-36073

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 11                     [X]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 12                             [X]
         PROVIDIAN LIFE & HEALTH INSURANCE COMPANY SEPARATE ACCOUNT IV
                          (Exact Name of Registrant)

                   Providian Life & Health Insurance Company
                              (Name of Depositor)

                   20 Moores Road Frazer, Pennsylvania 19355
              (Address of Depositor's Principal Executive Office)

                 Depositor's Telephone Number: (800) 523-7900

                   Providian Life & Health Insurance Company
                         Kimberly A. Scouller, Esquire
                               Providian Center
                                P.O. Box 32830
                            400 West Market Street
                             Louisville, KY 40232
                    (Name and Address of Agent for Service)

                                   Copy to:
                           Michael Berenson, Esquire
                                 Ann B. Furman
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                  1025 Thomas Jefferson St. N.W. Suite 400 E
                           Washington, DC 20007-0805

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [_] On pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [_] On      pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On      pursuant to paragraph (a)(2) of Rule 485.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

 ITEM OF
 FORM N-4                                      PROSPECTUS CAPTION
    1.    Cover Page........................   Cover Page
    2.    Definitions.......................   Glossary
    3.    Synopsis..........................   Highlights; Fee Table
    4.    Condensed Financial Information...   Condensed Financial Information
    5.    General Description of Registrant,
          Depositor, and Portfolio             Providian Life & Health Insurance
          Companies.........................   Company; Providian Life & Health
                                               Insurance Company Separate
                                               Account IV; The Vanguard Variable
                                               Insurance Fund; Voting Rights
    6.    Deductions and Expenses...........   Charges and Deductions; Taxes;
                                               Vanguard Variable Insurance Fund;
                                               Expenses
    7.    General Description of Variable
          Annuity Contracts.................   Contract Features; Distribution
                                               at Death Rules; Voting Rights;
                                               Allocation of Purchase Payments;
                                               Exchanges Among the Portfolios;
                                               Additions, Deletions, or
                                               Substitutions of Investments
    8.    Annuity Period....................   Annuity Payment Options
    9.    Death Benefit.....................   Death of Annuitant Prior to
                                               Annuity Date
   10.    Purchases and Contract Value......   Contract Application and Purchase
                                               Payments; Accumulated Value
   11.    Redemptions.......................   Full and Partial Withdrawals;
                                               Annuity Payment Options; Free
                                               Look Period
   12.    Taxes.............................   Federal Tax Considerations
   13.    Legal Proceedings.................   Part B: Legal Proceedings
   14.    Table of Contents for the
          Statement of Additional              Table of Contents for the
          Information.......................   Vanguard Variable Annuity Plan
                                               Contract Statement of Additional
                                               Information

                                     PART B
 ITEM OF                                       STATEMENT OF ADDITIONAL
 FORM N-4                                      INFORMATION CAPTION
   15.    Cover Page........................   Cover Page
   16.    Table of Contents.................   Table of Contents
   17.    General Information and History...   The Company
   18.    Services..........................   Part A: Auditors; Safekeeping of
                                               Account Assets; Distribution of
                                               the Contract
   19.    Purchase of Securities Being
          Offered...........................   Distribution of the Contract
   20.    Underwriters......................   Distribution of the Contract
   21.    Calculation of Performance Data...   Performance Information;
                                               Additional Performance Measures
   22.    Annuity Payments..................   Computations of Variable Annuity
                                               Income Payments
   23.    Financial Statements..............   Financial Statements

                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV
                                  PROSPECTUS
                                    FOR THE
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                  OFFERED BY
                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)

                                APRIL 30, 1998

  The Vanguard Variable Annuity Plan Contract (the "Contract"), offered through Providian Life & Health Insurance Company (the "Company"), provides a vehicle for investing on a tax-deferred basis in nine Portfolios offered by The Vanguard Group, Inc. The Contract is intended for retirement savings or other long-term investment purposes.

  The minimum Initial Purchase Payment for the Contract is $5,000; there are no sales loads. The Contract is a flexible-premium deferred variable annuity that provides a Free Look Period for a minimum of 10 days (30 days or more in some instances), during which you may cancel your investment in the Contract.

  Your Purchase Payments for the Contract may be allocated among nine Subaccounts of Providian Life & Health Insurance Company Separate Account IV (the "Separate Account"). Assets of each Subaccount are invested in corre-sponding Portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end, diversified investment company offered by The Vanguard Group, Inc. The Fund currently offers nine Portfolios: the Money Market Portfolio, the High-Grade Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Equity Income Portfolio, the Equity Index Portfolio, the Growth Portfolio, the International Portfolio, and the Small Company Growth Portfolio. Net Pur-chase Payments are automatically allocated to the Money Market Portfolio until the end of your Free Look Period, and are subsequently allocated according to your instructions.

  The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk and investment results for the Portfolios are not guaranteed.

  The Contract offers a number of ways of withdrawing monies at a future date, including a lump-sum payment and several Annuity Payment Options. Full or par-tial withdrawals from the Contract may be made at any time before the Annuity Date, although in many instances withdrawals made prior to age 59 1/2 are sub-ject to a 10% penalty tax (and a portion may be subject to ordinary income taxes). If you elect an Annuity Payment Option, Annuity Payments may be re-ceived on a fixed or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

  This Prospectus sets forth the information you should know before investing in the Contract; it must be accompanied by the current Prospectus for Vanguard Variable Insurance Fund. Please read both Prospectuses carefully and retain them for future reference. A Statement of Additional Information for the Con-tract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by writing to Vanguard Variable Annuity Cen-ter, P.O. Box 1103, Valley Forge, PA 19482-1103. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------
TABLE OF CONTENTS

                     Page
HIGHLIGHTS..........   3
Fee Table...........   6
Glossary............   9
Condensed Financial
 Information........  12
Financial State-
 ments..............  12
Yield and Total Re-
 turn...............  12
The Company and the
 Separate Account...  13
Vanguard Variable
 Insurance Fund.....  14
CONTRACT FEATURES...  16

                      Page
Free Look Period....   16
Contract Application
 and Purchase
 Payments...........   16
Allocation of
 Purchase Payments..   18
Charges and Deduc-
 tions..............   18
Accumulated Value...   20
Dividends and Capi-
 tal Gains Treat-
 ment...............   21
Annuity Express(TM).   21
Exchanges Among the
 Portfolios.........   21

                      Page
Full and Partial
 Withdrawals........   22
Minimum Balance
 Requirements.......   23
Designation of a
 Beneficiary........   24
Death of Annuitant
 Prior to Annuity
 Date...............   24
Annuity Date........   25
Annuity Payment Op-
 tions..............   25
FEDERAL TAX
 CONSIDERATIONS.....   28
General Information.   32

-------------------------------------------------------------------------------

                 The Contract is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                  HIGHLIGHTS

REFER TO THE GLOSSARY (PAGE 9) FOR A DEFINITION OF ALL CAPITALIZED TERMS.

VANGUARD VARIABLE     The Contract provides a vehicle for investing on a tax-
ANNUITY PLAN          deferred basis in nine Portfolios offered by The Van-
CONTRACT              guard Group, Inc. Monies may be subsequently withdrawn
                      from the Contract either as a lump sum or as an annuity income. Because Accumulated Values and, to the extent
                      Variable Annuity Payments are selected, Annuity Payments depend on the investment performance of the selected
                      Portfolios, you bear all investment risk for monies in-vested under the Contract. The investment performance of the Portfolios is not guaranteed.

-------------------------------------------------------------------------------

WHO SHOULD INVEST     The Contract is designed for investors seeking long-
                      term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment pur-poses. The tax-deferred feature of the Contract is most attractive to investors in high federal and state mar-ginal tax brackets who have exhausted other avenues of tax deferral, such as "pre-tax" contributions to employ-er-sponsored retirement or savings plans. The Contract is intended for long- term investors.

-------------------------------------------------------------------------------

INVESTMENT CHOICES    Your investment in the Contract may be allocated among
                      several Subaccounts of the Separate Account. The
                      Subaccounts in turn invest exclusively in the nine Port-
                      folios of Vanguard Variable Insurance Fund. The Fund, a
                      member of The Vanguard Group of Investment Companies,
                      offers nine Portfolios: the Money Market Portfolio, the
                      High-Grade Bond Portfolio, the High Yield Bond Portfo-
                      lio, the Balanced Portfolio, the Equity Income Portfo-
                      lio, the Equity Index Portfolio, the Growth Portfolio,
                      the International Portfolio, and the Small Company
                      Growth Portfolio. The assets of each Portfolio are sepa-
                      rate, and each Portfolio has distinct investment objec-
                      tives and policies as described in the accompanying Fund
                      Prospectus.                                  PAGE 14

-------------------------------------------------------------------------------


FREE LOOK PERIOD      The Contract provides a Free Look Period for a minimum
                      of 10 days (30 or more days in some instances as speci-
                      fied in your Contract) during which you may cancel your
                      investment in the Contract. To cancel your investment,
                      please return your Contract to us. When we receive the
                      Contract, you will be reimbursed for all Purchase Pay-
                      ments and any corresponding appreciation credited to
                      your account.                                PAGE 16

-------------------------------------------------------------------------------


HOW TO INVEST         To invest in the Contract, please complete the accompa-
                      nying application form. The minimum Initial Purchase
                      Payment is $5,000; the minimum Portfolio balance is
                      $1,000; and subsequent Purchase Payments must be at
                      least $250. You may make subsequent Purchase Payments at
                      any time before the Contract's Annuity Date, as long as
                      the Annuitant or Joint Annuitant specified in the Con-
                      tract is living. Please note that when purchasing a Con-
                      tract, the Annuitant you name, and the Joint Annuitant
                      if applicable, must be 75 years of age or less.   PAGE 16

-------------------------------------------------------------------------------

ALLOCATION OF         Your Net Purchase Payments are initially allocated to
PURCHASE PAYMENTS     the Money Market Portfolio when your Contract is issued.
                      At the end of the Free Look Period, and a 5-day grace
                      period, the then-current Accumulated Value of your Con-
                      tract is allocated among the Portfolios of the Fund in
                      accordance with your application instructions. Requests
                      to change the allocation of subsequent Net Purchase Pay-
                      ments may be made in writing, or by telephone if you
                      have signed the proper section of the Application.   PAGE
                      18

-------------------------------------------------------------------------------


CHARGES AND           The Contract imposes no sales charges. The costs of the
DEDUCTIONS UNDER      Contract include mortality and expense risk charges,
THE CONTRACT          maintenance and administrative charges which cover the
                      cost of administering the Contract, and management, ad-
                      visory and other fees, which reflect the costs of Van-
                      guard Variable Insurance Fund. There are no charges un-
                      der the Contract for withdrawals, although withdrawals
                      made prior to age 59 1/2 may be subject to a 10% penalty
                      tax.                                         PAGE 18

-------------------------------------------------------------------------------

EXCHANGES
                      You may make exchanges among the Fund's Portfolios sub-ject to certain restrictions on excess exchange activi-ty. These restrictions do not apply, however, to non-substantive exchanges or to the Money Market Portfolio. No fee is imposed for exchanges. Exchanges must be for at least $250, or, if less, for the entire value of the
                      Portfolio from which the exchange is made.   PAGE 21

-------------------------------------------------------------------------------


FULL AND PARTIAL      You may withdraw all or part of the Accumulated Value of
WITHDRAWALS           the Contract before the earlier of the Annuity Date or
                      the Annuitant's death (or the Joint Annuitant's death,
                      if later). You may establish systematic withdrawals from
                      your Contract, and receive distributions at regular in-
                      tervals. Withdrawals made prior to age 59 1/2 may be
                      subject to a 10% penalty tax.                PAGE 22

-------------------------------------------------------------------------------


DEATH BENEFIT         If the Annuitant specified in your Contract dies prior
                      to the Annuity Date, the Annuitant's named Beneficiary will receive the Death Benefit under the Contract. The
                      Death Benefit is the greater of the then-current Accumu-lated Value of the Contract or the sum of all Purchase
                      Payments (less any partial withdrawals and premium tax-es). Your Beneficiary may elect to receive these pro-ceeds as a lump sum or as Annuity Payments. PAGE 24

-------------------------------------------------------------------------------


ANNUITY PAYMENT       Beginning on the Annuity Date, you may withdraw monies
OPTIONS               from the Contract in the form of an annuity income. As
                      the Contract Owner you may elect one of several Annuity
                      Payment Options. The Options provide a wide range of
                      flexibility in choosing an annuity payment schedule that
                      meets your particular needs. Annuity Payments may be re-
                      ceived for a designated period or for life (for either a
                      single or joint life), with or without a guaranteed num-
                      ber of payments. Annuity Payments can be fixed, or can
                      vary with the investment performance of a Portfolio of
                      the Fund. You may elect a lump-sum payment prior to the
                      Annuity Date in lieu of Annuity Payments.    PAGE 25

-------------------------------------------------------------------------------

CONTRACT AND          If you have questions about your Contract, please tele-
POLICYHOLDER          phone the Vanguard Variable Annuity Center (1-800-462-
INFORMATION           2391). Please have ready the Contract number and the
                      Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place, as well as quarterly statements and an Annual Report.

-------------------------------------------------------------------------------

FEE TABLE             The following table illustrates all expenses that you
                      would incur as a Contract Owner, except for Premium
                      Taxes that may be assessed by your state (see "Charges and Deductions"). The expenses and fees shown are for the Fund's and the Separate Account's 1997 fiscal years.
                      The purpose of this table is to assist you in under-standing the various costs and expenses that you would bear directly or indirectly as a purchaser of the Con-tract. The fee table reflects ALL expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and expenses, see "Charges and Deduc-tions."

                                                                        SEPARATE
             OWNER TRANSACTION EXPENSES                                 ACCOUNT
             -------------------------------------------------------------------
             Sales Load Imposed on Purchases...........................   None
             Redemption Fees...........................................   None
             Exchange Fees.............................................   None
             -------------------------------------------------------------------
             Annual Contract Maintenance Fee*..........................    $25

                      * Applies to Contracts valued at less than $25,000 at
                        the time of initial purchase and on the last Business Day of each year.

                                                                          SEPARATE
             ANNUAL SEPARATE ACCOUNT EXPENSES                             ACCOUNT
             ---------------------------------------------------------------------
             Mortality and Expense Risk Charge**.........................   .28%
             Administrative Expense Charge...............................   .10%
                                                                            ---
               TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES....................   .38%
                                                                            ===

                      ** This charge is currently reduced to 0.28% of all as-
                       sets when net assets attributable to the Separate Ac-count (and Separate Account B of First Providian Life & Health Insurance Company) exceed $2.5 billion. This charge is further reduced to 0.27% of all assets when net assets attributable to the Separate Account (and Separate Account B of First Providian Life & Health In-surance Company) exceed $5 billion. See "Mortality and Expense Risk Charge."

                                     HIGH-     HIGH                                                            SMALL
                           MONEY     GRADE     YIELD              EQUITY    EQUITY                            COMPANY
ANNUAL FUND OPERATING     MARKET     BOND      BOND    BALANCED   INCOME     INDEX    GROWTH   INTERNATIONAL  GROWTH
 EXPENSES                PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Management &
 Administrative
 Expenses..............     .15%      .21%      .21%      .19%      .23%      .20%      .20%        .22%        .23%
Investment Advisory
 Fees..................     .02       .02       .06       .10       .10       .00       .15         .16         .12
12b-1 Distribution
 Fees..................    None      None      None      None      None      None      None        None        None
Other Expenses
 Distribution Costs....     .03       .02       .02       .02       .02       .02       .02         .02         .01
Miscellaneous Expenses.     .01       .04       .02       .01       .02       .01       .01         .06         .03
                           ----      ----      ----      ----      ----      ----      ----        ----        ----
Total Other Expenses...     .04       .06       .04       .03       .04       .03       .03         .08         .04
                           ----      ----      ----      ----      ----      ----      ----        ----        ----
 TOTAL FUND OPERATING
  EXPENSES.............     .21%      .29%      .31%      .32%      .37%      .23%      .38%        .46%        .39%
                           ====      ====      ====      ====      ====      ====      ====        ====        ====

                                      HIGH-     HIGH                                                            SMALL
                            MONEY     GRADE     YIELD              EQUITY    EQUITY                            COMPANY
                           MARKET     BOND      BOND    BALANCED   INCOME     INDEX    GROWTH   INTERNATIONAL  GROWTH
TOTAL EXPENSES            PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Total Separate Account
 Expenses...............     .38%      .38%      .38%      .38%      .38%      .38%      .38%        .38%        .38%
Total Fund Operating
 Expenses...............     .21       .29       .31       .32       .37       .23       .38         .46         .39
                             ---       ---       ---       ---       ---       ---       ---         ---         ---
 GRAND TOTAL, SEPARATE
  ACCOUNT AND FUND
  OPERATING EXPENSES....     .59%      .67%      .69%      .70%      .75%      .61%      .76%        .84%        .77%
                             ===       ===       ===       ===       ===       ===       ===         ===         ===

                      The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Contract imposes no redemption fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
             Money Market Portfolio.............  $ 6     $19     $33     $ 75
             High-Grade Bond Portfolio..........    7      22      38       85
             High Yield Bond Portfolio..........    7      22      38       86
             Balanced Portfolio.................    7      23      40       89
             Equity Income Portfolio............    8      24      42       94
             Equity Index Portfolio.............    6      20      35       78
             Growth Portfolio...................    8      25      43       96
             International Portfolio............    9      27      47      105
             Small Company Growth Portfolio.....    8      25      43       97

                      The Annual Contract Maintenance Fee is reflected in this example as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the above periods. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen. For a complete discussion of Contract costs and expenses, see "Charges and Deductions."

                      THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EX-PENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT.

                      ---------------------------------------------------------


AUTOMATED QUOTES      The Vanguard Tele-Account Service provides access to
                      Accumulation Unit Values (to two decimal places) and total returns for all Portfolios, and yield information for the Money Market, High-Grade Bond, and High Yield
                      Bond Portfolios of the Vanguard Variable Annuity Plan.
                      Contract Owners may utilize this service for 24-hour access to Plan Portfolio information. To access the service you may call Tele-Account at 1-800-662-6273 (ON-
                      BOARD) and follow the step-by-step instructions, or speak with a Vanguard associate at 1-800-522-5555 to request a brochure that explains how to use the service.

                      Vanguard's website also has Accumulation Unit Values (to two decimal places) for all Portfolios. This service can be utilized from www.vanguard.com by double-clicking on fund prices.

-------------------------------------------------------------------------------

GLOSSARY ACCUMULATION UNIT--A measure of your ownership interest in the Contract prior to the Annuity Date. Analogous, though not identical, to a share owned in a mutual fund account.

                      ACCUMULATION UNIT VALUE--The value of each Accumulation Unit which is calculated each Valuation Period. Analo-gous, though not identical, to the share price (net as-set value) of a mutual fund.

                      ACCUMULATED VALUE--The value of all amounts accumulated under the Contract prior to the Annuity Date, equivalent to the Accumulation Units multiplied by the Accumulation Unit Value. Analogous to the current market value of a mutual fund account.

                      ANNUITANT--The person or persons whose life is used to determine the duration of any Annuity Payments and, sub-ject to the provision dealing with Joint Annuitants, upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

                      ANNUITY DATE--The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

                      ANNUITY PAYMENT--One of a series of payments made under an Annuity Payment Option.

                      ANNUITY PAYMENT OPTION--One of several ways in which a series of payments are made after the Annuity Date. Un-der a FIXED ANNUITY OPTION, the dollar amount of each Annuity Payment does not change over time. Annuity Pay-ments are based on the Contract's Accumulated Value as of the Annuity Date. Under a VARIABLE ANNUITY OPTION, the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose.

                      ANNUITY UNIT--Unit of measure used to calculate Variable Annuity Payments.

                      BENEFICIARY--The person to whom any benefits are due upon the Annuitant's death.

                      BUSINESS DAY--A day when the New York Stock Exchange is open for trading.

                      COMPANY ("We", "Us", "Our")--Providian Life & Health In-surance Company, a Missouri stock company.

                      CONTRACT ANNIVERSARY--Any anniversary of the Contract
                      Date.

                      CONTRACT DATE--The date of issue of this Contract.

                      CONTRACT OWNER ("You", "Your")--The person or persons designated as the Contract Owner in the Contract appli-cation. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all re-spects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

                      CONTRACT YEAR--A period of 12 months starting with the Contract Date or any Contract Anniversary.

                      DEATH BENEFIT--The greater of the then-current Accumu-lated Value or the sum of all Purchase Payments (less any partial withdrawals and premium taxes).

                      FREE LOOK PERIOD--The period during which the Contract can be cancelled and treated as void from the Contract Date.

                      FUND--Vanguard Variable Insurance Fund, Inc., an open-end, diversified investment company, offered by The Van-guard Group, Inc., in which the Separate Account in-vests.

                      JOINT ANNUITANT--The person other than the Annuitant who may be designated by the Contract Owner and on whose life Annuity Payments may also be based.

                      NET PURCHASE PAYMENT--Any Purchase Payment less the ap-plicable Premium Tax, if any.

                      NON-QUALIFIED CONTRACT--A Contract other than a Quali-fied Contract. Contributions to such a Contract are made with after-tax dollars.

                      OWNER'S DESIGNATED BENEFICIARY--The person designated to receive the Contract Owner's interest in the Contract if the Contract Owner dies before the entire interest in the Contract is distributed, as explained in the "IRS-Required Distribution" section.

                      PAYEE--The Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom bene-fits are to be paid.

                      PORTFOLIO--The separate investment Portfolios of the Vanguard Variable Insurance Fund. The Fund currently of-fers nine Portfolios: the Money Market Portfolio, the High-Grade Bond Portfolio, the High Yield Bond Portfo-lio, the Balanced Portfolio, the Equity Income Portfo-lio, the Equity Index Portfolio, the Growth Portfolio, the International Portfolio, and the Small Company Growth Portfolio. In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.

                      PREMIUM TAX--A regulatory tax that may be assessed by your state on the Purchase Payments made into your Con-tract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Ac-cumulated Value as it is incurred by us.

                      PROOF OF DEATH--(a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to the Company.

                      PURCHASE PAYMENT--Any premium payment--any amount you invest in the Contract. The minimum Initial Purchase Payment is $5,000; each Additional Purchase Payment must be at least $250. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

                      QUALIFIED CONTRACT--A Contract that qualifies as an in-dividual retirement annuity under Section 408(b) of the Internal Revenue Code of 1986, as amended.

                      SEPARATE ACCOUNT--Providian Life & Health Insurance Com-pany Separate Account IV. The Separate Account consists of assets that are segregated by Providian Life & Health Insurance Company and invested in the Vanguard Variable Insurance Fund. The Separate Account is independent of the general assets of the Company.

                      SUBACCOUNT--That portion of the Separate Account that invests in shares of the Fund's Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked di-rectly to the in- vestment performance of one of the nine Portfolios of the Fund.

                      VALUATION PERIOD--A period between two successive Busi-ness Days commencing at the close of business of the first Business Day and ending at the close of business of the following Business Day.

-------------------------------------------------------------------------------

CONDENSED FINAN-      The Accumulation Unit Values and the number of Accumula-
CIAL INFORMATION      tion Units outstanding for each Subaccount in 1991
                      through 1997 are as follows:

                                    FOR THE PERIOD APRIL 29, 1991 THROUGH DECEMBER 31, 1997*
               ----------------------------------------------------------------------------------------
                                             HIGH                                                SMALL
                          MONEY  HIGH-GRADE YIELD           EQUITY EQUITY                       COMPANY
                         MARKET     BOND     BOND  BALANCED INCOME  INDEX  GROWTH INTERNATIONAL GROWTH
               ----------------------------------------------------------------------------------------
Accumulation unit value
 as of:
 Start Date*............   1.000   10.000   10.000  10.000  10.000 10.000  10.000    10.000     10.000
 12/31/91...............   1.032   11.027        .  10.802    .    11.275    .          .            .
 12/31/92...............   1.064   11.656        .  11.514    .    12.039    .          .            .
 12/31/93...............   1.091   12.695        .  12.961  10.488 13.144  10.569       .            .
 12/31/94...............   1.130   12.290        .  12.815  10.304 13.224  10.964    10.128          .
 12/31/95...............   1.191   14.437        .  16.885  14.239 18.073  15.089    11.678          .
 12/31/96...............   1.250   14.882   10.871  19.532  16.820 22.098  19.057    13.319      9.725
 12/31/97...............   1.314   16.219   12.135  23.946  22.503 29.301  24.034    13.708     10.970
Number of units
 outstanding as of:
 12/31/91...............  32,495    2,122        .   3,395    .     2,311    .          .            .
 12/31/92...............  75,564    4,417        .   8,682    .     9,645    .          .            .
 12/31/93............... 109,190    6,592        .  16,164   6,411 12,971   4,879       .            .
 12/31/94............... 154,415    6,589        .  16,429   6,089 13,676   8,004     6,818          .
 12/31/95............... 183,867    8,684        .  17,021   7,355 16,292  11,857     8,146          .
 12/31/96............... 246,219    9,395    3,042  17,307   9,260 19,360  15,744    12,435      5,362
 12/31/97............... 282,813   12,403    7,810  19,528  13,361 24,886  18,975    14,597     11,350
(UNITS ARE SHOWN IN THOUSANDS)

* Date of commencement of operations for the High-Grade Bond and Equity Index Subaccounts was 4/29/91, for the Money Market Subaccount was 5/2/91, for the Balanced Subaccount was 5/23/91, for the Equity Income and Growth Subaccounts was 6/7/93, for the International Subaccount was 6/3/94, and for the High Yield Bond and Small Company Growth Subaccounts was 6/3/96.

-------------------------------------------------------------------------------

FINANCIAL             The audited statutory-basis financial statements of the
STATEMENTS            Company and the financial statements of the Separate Ac-
                      count (as well as the Independent Auditors' Reports thereon) are contained in the Statement of Additional
                      Information.

-------------------------------------------------------------------------------


YIELD AND TOTAL       From time to time a Portfolio of the Fund may advertise
RETURN                its yield and total return investment performance for
                      various periods, including quarter-to-date, year-to-date, one year, three year, five year and since incep-tion. Advertised yields and total returns will be calcu-lated according to standardized methods prescribed by the Securities and Exchange Commission ("SEC"), so all charges and expenses attributable to the Contract will be included. Including these fees has the effect of de-creasing the advertised performance of a Portfolio, so that a Portfolio's investment performance will not be directly comparable to that of an ordinary mutual fund.

                      The Company may also advertise total return or other performance data in non-standard formats which do not reflect the Annual Contract Maintenance Fee.

                      Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Port-folio's performance.

                      The performance measures discussed above are not in-tended to indicate or predict future performance.

-------------------------------------------------------------------------------

THE COMPANY AND       The Company is a stock life insurance company incorpo-
THE SEPARATE          rated under the laws of Missouri on August 6, 1920, with
ACCOUNT               administrative offices at 20 Moores Road, Frazer, Penn-
                      sylvania 19355. The Company is principally engaged in
PROVIDIAN LIFE &      offering life insurance, annuity contracts, and accident
HEALTH INSURANCE      and health insurance and is admitted to do business in
COMPANY               49 states, the District of Columbia and Puerto Rico.

                      As of December 31, 1997, the Company had statutory as-sets of approximately $11 billion. The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial servic-es. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of the Netherlands. AEGON n.v., a holding company, conducts its business through subsidi-ary companies engaged primarily in the insurance busi-ness.

                      ---------------------------------------------------------


PROVIDIAN LIFE &      The Separate Account was established by the Company as a
HEALTH INSURANCE      separate account under the laws of the State of Missouri
COMPANY SEPARATE      on July 16, 1990, pursuant to a resolution of the
ACCOUNT IV            Company's Board of Directors. The Separate Account is a
                      unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

                      The assets of the Separate Account are owned by the Com-pany and the obligations under the Contract are obliga-tions of the Company. These assets are held separately from the other assets of the Company and are not charge-able with liabilities incurred in any other business op-eration of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains and losses incurred on the as-sets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the invest-ment performance of the Company's general account assets or any other separate account maintained by the Company.

                      The Separate Account has nine Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be established at the discre-tion of the Company. The Separate Account meets the def-inition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

-------------------------------------------------------------------------------

VANGUARD VARIABLE     Vanguard Variable Insurance Fund is an open-end diversi-
INSURANCE FUND        fied investment company intended exclusively as an in-
                      vestment vehicle for variable annuity or variable life insurance contracts offered by insurance companies.

                      The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 30 investment companies with more than 94 distinct portfolios and assets in ex-cess of $360 billion. Through their jointly-owned sub-sidiary, The Vanguard Group, Inc. ("Vanguard"), the Fund and the other Funds in the Group obtain at cost virtu-ally all of their corporate management, administrative, shareholder accounting and distribution services.

                      The Fund offers nine Portfolios--a money market portfo-lio, a high-grade bond portfolio, a high yield bond portfolio, a balanced portfolio, an equity income port-folio, an equity index portfolio, a growth portfolio, an international portfolio, and a small company growth portfolio--each with distinct investment objectives and policies.

                      THE MONEY MARKET PORTFOLIO seeks to provide current in-come consistent with the preservation of capital and li-quidity. The Portfolio also seeks to maintain a stable net asset value of $1.00 per share. The Portfolio in-vests primarily in high-quality money market instruments issued by financial institutions, non-financial corpora-tions, the U.S. Government, state and municipal govern-ments and their agencies or instrumentalities, as well as repurchase agreements collateralized by such securi-ties. The Portfolio also invests in Eurodollar obliga-tions (dollar-denominated obligations issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar-denominated obli-gations issued in the U.S. by foreign banks). Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

                      THE HIGH-GRADE BOND PORTFOLIO seeks to parallel the in-vestment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. Government and corporate bonds, and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

                      THE HIGH YIELD BOND PORTFOLIO seeks to provide a high level of current income by investing in lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds." Under normal circumstances, at least 80% of the Portfolio's assets will be invested in high-yield corpo-rate debt obligations rated at least B by Moody's In-vestors Service, Inc. or Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Portfolio's adviser, Wellington Management Company.

                      THE BALANCED PORTFOLIO seeks the conservation of princi-pal, a reasonable income return and profits without un-due risk. The Portfolio invests in a diversified portfo-lio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Portfolio's to-tal assets and bonds to represent 30% to 40%. Wellington Management Company serves as this Portfolio's investment adviser.

                      THE EQUITY INCOME PORTFOLIO seeks to provide a high level of current income by investing principally in div-idend-paying equity securities. Newell Associates serves as this Portfolio's investment adviser.

                      THE EQUITY INDEX PORTFOLIO seeks to parallel the invest-ment results of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The Portfolio invests in common stocks included in the S&P 500. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

                      THE GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of seasoned U.S. companies with above-average prospects for growth. Lincoln Capital Management Company serves as this Portfolio's investment adviser.

                      THE INTERNATIONAL PORTFOLIO seeks to provide long-term capital appreciation. The Portfolio invests primarily in equity securities of companies based outside the United States. Schroder Capital Management International, Inc. serves as this Portfolio's investment adviser.

                      THE SMALL COMPANY GROWTH PORTFOLIO seeks to provide long term growth in capital by investing primarily in equity securities of small companies deemed to have favorable prospects for growth. These securities are primarily common stocks but may also include securities convert-ible into common stock. Granahan Investment Management serves as this Portfolio's investment adviser.

                      There is no assurance that a Portfolio will achieve its stated objective.

                      ADDITIONAL INFORMATION CONCERNING THE INVESTMENT OBJEC-TIVES AND POLICIES OF THE PORTFOLIOS AND THE INVESTMENT ADVISORY SERVICES, TOTAL EXPENSES AND CHARGES CAN BE FOUND IN THE CURRENT PROSPECTUS FOR THE FUND, WHICH AC-COMPANIES THIS PROSPECTUS. THE FUND PROSPECTUS SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PORTFOLIO.

                      The Portfolios may be made available to registered sepa-rate accounts offering variable annuity and variable life products of the Company as well as other insurance companies. Although we believe it is unlikely, a mate-rial conflict could arise between the interests of the Separate Account and one or more of the other partici-pating separate accounts. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, in- cluding removing their separate account from the Fund if required by law, to resolve the matter. See the Fund's Prospectus for more information.

                      Administrative services are provided by The Vanguard Group, Inc., The Vanguard Variable Annuity Center, 100 Vanguard Boulevard, Malvern, PA 19355. In California, The Vanguard Group, Inc. provides administrative serv-ices under the name Vanguard Administrators. In addi-tion, The Continuum Company, Inc., 301 West 11th Street, Kansas City, MO 64105, provides some subadministrative services.

-------------------------------------------------------------------------------

                               CONTRACT FEATURES

                      The rights and benefits under the Contract are described below and in the Contract. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any fed-eral or state statute or any rule or regulation of the United States Treasury Department.

                      ---------------------------------------------------------


FREE LOOK PERIOD      A Free Look Period exists for a minimum of 10 days after
                      the Contract Owner receives the Contract (30 or more days in some instances as set forth in your Contract) plus 5 days for mailing. The Contract permits the Con-tract Owner to cancel the Contract during the Free Look
                      Period by returning the Contract to Vanguard Variable
                      Annuity Center, P.O. Box 1103, Valley Forge, PA 19482-
                      1103. Withdrawals are not permitted during the Free Look
                      Period. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract or the Accumulated Value of the Contract as of the day the Contract is received by the Company.

-------------------------------------------------------------------------------

CONTRACT              Individuals wishing to purchase a Non-Qualified Contract
APPLICATION AND       should send a completed application and your Initial
PURCHASE PAYMENTS     Purchase Payment to the Vanguard Variable Annuity Cen-
                      ter. Your Initial Purchase Payment must be equal to or greater than the $5,000 minimum investment requirement.
                      Furthermore, the named Annuitant and Joint Annuitant must be 75 years of age or less.

                      The Contract will be issued and the Initial Net Purchase Payment will be credited within two Business Days after acceptance of the application and the Initial Purchase Payment. Acceptance is subject to the application being received in good order, and the Company reserves the right to reject any application or Initial Purchase Pay-ment.

                      If the Initial Purchase Payment cannot be credited be-cause the application is incomplete, the Company will contact the applicant in writing, explain the reason for the delay and will refund the Initial Purchase Payment within five Business Days. As soon as the necessary re-quirements are fulfilled the Purchase Payment will be credited.

                      Additional Purchase Payments may be made at any time prior to the Annuity Date, as long as the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be for at least $250. Additional Purchase Payments received prior to the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are credited to the Accumulated Value of the Contract as of the close of business that same day.

                      In order to prevent lengthy processing delays caused by the clearing of foreign checks, we will only accept a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspon-dent bank.

                      The Contracts are available on a non-qualified basis and as individual retirement annuities (IRAs) that qualify for special federal income tax treatment. Generally, Qualified Contracts may be purchased only in connection with a

                      "rollover" of funds from another qualified plan or IRA and contain certain other restrictive provisions limit-ing the timing and amount of payments to and distribu-tions from the Qualified Contract.

                      Total Purchase Payments may not exceed $1,000,000 with-out prior approval of the Company.

PURCHASING BY WIRE                     CORESTATES BANK, N.A.
                                       ABA 031000011
MONEY SHOULD BE                        DEPOSIT ACCOUNT NUMBER 1412652173
WIRED TO:                              PROVIDIAN LIFE & HEALTH INSURANCE COM-
                                       PANY
PLEASE CALL:                           CONTRACT NUMBER
1-800-462-2391                         CONTRACT REGISTRATION
BEFORE WIRING

                      To assure proper receipt, please be sure your bank in-cludes the contract number Vanguard has assigned you. For an Initial Purchase Payment, please complete the Vanguard Variable Annuity Plan Application and mail it to the Vanguard Variable Annuity Center, P.O. Box 1103, Valley Forge, PA 19482-1103 prior to completing wire ar-rangements. Note: Federal funds wire purchase orders will be accepted only when the New York Stock Exchange and Custodian Bank are open for business.

                      ---------------------------------------------------------


SECTION 1035          You may exchange your Accumulated Value under an exist-
EXCHANGES             ing annuity contract to the Vanguard Variable Annuity
                      Plan. Section 1035 of the Internal Revenue Code of 1986, as amended (the "Code"), provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. To complete a "1035 Ex-change" simply provide all the requested information on the 1035 Exchange Form and mail it, along with the ap-plication and your current contract, to the Variable An-nuity Center. As an accommodation to owners of Vanguard
                      Variable Annuity Plan contracts, and in accordance with the Code, we will accept, under certain conditions, the consolidation of two or more Vanguard Variable Annuity
                      Plan contracts into one. Such exchanges will be accepted on a case by case basis in order to provide contract owners with consolidated account reporting. In addition, if applicable, contract owners will be responsible for only one Annual Contract Maintenance Fee. Under no cir-cumstances will an exchange of an existing Vanguard
                      Variable Annuity Plan contract for an identical new Van-guard Variable Annuity Plan contract be allowed. Special rules and procedures apply to Code Section 1035 transac-tions, particularly if the Contract being exchanged was issued prior to August 14, 1982. Prospective Contract
                      Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

                      Please note, that an outstanding loan on the contract that you wish to transfer may create a tax consequence. Therefore, you are encouraged to settle any outstanding loans with your current insurance company prior to ini-tiating a 1035 Exchange into the Plan.

-------------------------------------------------------------------------------

ALLOCATION OF         The Contract Owner specifies on the Contract Application
PURCHASE PAYMENTS     how Purchase Payments will be allocated. The Contract
                      Owner may allocate each Purchase Payment to one or more of the Portfolios as long as such portions are whole number percentages and any allocation made is at least
                      10% and at least $1,000.

                      Allocation instructions for future Purchase Payments may be changed by the Contract Owner by sending a written notice to the Vanguard Variable Annuity Center. You may sign the proper section of the Application to establish an option that allows you to provide allocation instruc-tions by telephone. This option includes the ability to change your investment by eliminating a Contract Portfo-lio from your allocations or by adding a new Contract Portfolio to your list. Please note that you must main-tain a minimum of $1,000 in each Portfolio to which you have allocated assets.

                      During the Free Look Period (which is assumed for this purpose to be 10 to 30 days (or more in some instances as specified in your contract) after the issuance of the Contract), the Initial Net Purchase Payment and addi-tional Purchase Payments received during the Free Look Period will be allocated to the Money Market Portfolio. Upon expiration of the Free Look Period, the Accumulated Value will remain in the Money Market Portfolio for an additional 5-day grace period to allow for mail deliv-ery. Upon the expiration of the Free Look Period and the 5-day grace period (15 to 35 days), the Accumulated Value will then be allocated among the Portfolios in ac-cordance with the Contract Owner's instructions.

-------------------------------------------------------------------------------


CHARGES AND           The projected expenses for the Contract are substan-
DEDUCTIONS            tially below the costs of other variable annuity con-
                      tracts. For example, based on a $25,000 contract the av-erage expense ratio of other variable annuity contracts was 2.09% as of December 31, 1997, compared to 0.71% for the Vanguard Variable Annuity Plan (source for competi-tors' data: Morningstar Performance Report January
                      1998).

                      No sales load is deducted from the Initial Purchase Payment or any Additional Purchase Payments. In addition, there are no sales charges imposed upon withdrawals.

                      ---------------------------------------------------------

MORTALITY AND         The Company imposes a charge as compensation for bearing
EXPENSE RISK          certain mortality and expense risks under the Contracts.
CHARGE                The annual charge is assessed daily based on the com-
                      bined net assets of the Separate Account and Separate
                      Account B of First Providian Life & Health Insurance
                      Company in the Fund according to the following schedule:

                                                                RATE FOR
                                        NET ASSETS             ALL ASSETS
                             --------------------------------- ----------
                             Up to $2.5 Billion                   0.30%
                             Over $2.5 Billion and Up To $5
                              Billion                             0.28%
                             Over $5 Billion                      0.27%

                      The Company guarantees that these mortality and expense risk breakpoints will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on the Company. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus.

                      The mortality risk borne by the Company under the Con-tracts, where one of the life Annuity Payment Options was selected, is to make monthly annuity payments (de-termined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a minimum Death Benefit in the event the Annuitant dies prior to the An-nuity Date.

                      The expense risk borne by the Company under the Con-tracts is the risk that the charges for administrative expenses which are guaranteed for the life of the Con-tract may be insufficient to cover the actual costs of issuing and ad- ministering the Contract.

                      ---------------------------------------------------------

ADMINISTRATIVE        An annual administrative charge of .10% of the net asset
CHARGE &              value of the Separate Account is assessed daily along
MAINTENANCE FEE       with an annual maintenance fee of $25 for Contracts val-
                      ued at less than $25,000 at the time of initial purchase and on the last Business Day of each year. It is impor-tant to note that fluctuation in Accumulation Unit Val-ues due to changes in the market values of securities may cause an investor's Contract's value to fall below
                      $25,000. The annual maintenance fee is deducted propor-tionately from each Contract's Accumulated Value; there-fore, the $25 fee is assessed per Contract, not per Portfolio chosen. Your Initial Purchase Payment of less than $25,000 is reduced by an initial maintenance fee which is pro-rated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last Business Day of the year for the following year, on a pro rata basis from each of the Portfolios you have chosen. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account. Please note that Contracts valued at $25,000 or more as of the last Busi-ness Day of the year will not be assessed the $25 main-tenance fee for the following year.

                      ---------------------------------------------------------

TAXES The Contract Owner will, where such taxes are imposed by state law, pay Premium Taxes that currently range up to 3.5%. These taxes will be deducted from the Accumulated Value or Purchase Payments as incurred by the Company.

                      As of the date of this Prospectus, the following state assesses a Premium Tax on all Initial and subsequent Purchase Payments:

                                                                         NON-
                                                             QUALIFIED QUALIFIED
             -------------------------------------------------------------------
             South Dakota...................................      0%     1.25%

                      As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                                         NON-
                                                             QUALIFIED QUALIFIED
             -------------------------------------------------------------------
             California.....................................    .50%     2.35%
             District of Columbia...........................   2.25%     2.25%
             Kentucky.......................................   2.00%     2.00%

                                                                         NON-
                                                             QUALIFIED QUALIFIED
             -------------------------------------------------------------------
             Maine..........................................      0%     2.00%
             Nevada.........................................      0%     3.50%
             West Virginia..................................   1.00%     1.00%
             Wyoming........................................      0%     1.00%

                      Under present laws, the Company will incur state or lo-cal taxes (other than Premium Taxes described above) in several states. At present, the Company does not charge the Contract Owner for these other taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to invest-ment income or capital gains retained as part of the re-serves under the Contracts. (See "Federal Tax Considera-tions," page 28.) Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attribut-able to the Separate Account.

                      The Company will periodically review the question of a charge to the Separate Account for corporate federal in-come taxes related to the Separate Account. Such a charge may be made in future years for any federal in-come taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ulti-mately determined to be other than what the Company cur-rently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to in-vestment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                      ---------------------------------------------------------

VANGUARD VARIABLE     The value of the assets in the Separate Account will re-
INSURANCE FUND        flect the fees and expenses paid by the Fund. A complete
EXPENSES              description of these expenses is found in the "Fee Ta-
                      ble" section of this Prospectus and in the "Management of the Fund" Section of the Fund's Prospectus and in the Fund's Statement of Additional Information.

-------------------------------------------------------------------------------

ACCUMULATED VALUE     At the commencement of the Contract, the Accumulated
                      Value equals the Initial Net Purchase Payment. Thereaf-
                      ter, on any Business Day the Accumulated Value equals
                      the Accumulated Value from the previous Business Day in-
                      creased by: i) any Additional Net Purchase Payments re-
                      ceived by the Company and ii) any increase in the Accu-
                      mulated Value due to investment results of the selected
                      Portfolio(s) that occur during the Valuation Period; and
                      reduced by: i) any decrease in the Accumulated Value due
                      to investment results of the selected Portfolio(s), ii)
                      a daily charge to cover the mortality and expense risks
                      assumed by the Company, iii) any charge to cover the
                      cost of administering the Contract, iv) any partial
                      withdrawals, and v) Premium Taxes, if any, that occur
                      during the Valuation Period.

                      The Accumulated Value is expected to change from Valua-tion Period to Valuation Period, reflecting the invest-ment experience of the selected Portfolios of the Fund as well as the daily deduction of charges. When your Net Purchase Payments are allocated to a selected Portfolio, they result in a particular number of Accumulation Units being credited to your Contract. The number of Accumula-tion Units credited is determined by dividing the dollar amount allocated to each Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valu-ation Period in which the payment is received. The Accu-mulation Unit Value varies each Valuation Period (i.e., each day that there is trading on the New York Stock Ex-change) with the net rate of return of the Portfolio. The net rate of return reflects the investment perfor-mance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio.

-------------------------------------------------------------------------------

DIVIDENDS AND         All dividends and capital gains earned will be
CAPITAL GAINS         reinvested and reflected in the Accumulation Unit Value.
TREATMENT             Only in this way can these earnings remain tax deferred.

-------------------------------------------------------------------------------

ANNUITY EXPRESS(TM)   The Annuity Express service allows you to transfer funds
                      automatically from your checking or statement savings account to one or more Portfolios in your Contract. You may purchase into existing Portfolios (if the $1,000 minimum balance requirement has been met) monthly, quar-terly, semiannually, or annually. The minimum automatic purchase is $50 and the maximum is $100,000.

-------------------------------------------------------------------------------

EXCHANGES AMONG       Should your investment goals change, you may exchange
THE PORTFOLIOS        the Accumulated Value among the Portfolios of the Fund.
                      Requests for exchanges received by mail or by telephone prior to the close of the New York Stock Exchange (gen-erally 4:00 p.m. Eastern time) are processed at the close of business that same day. Requests received after the close of the Exchange are processed the next Busi-ness Day.

                      The Contract's exchange privilege is not intended to af-ford Contract Owners a way to speculate on short-term movements in the market. Accordingly, in order to pre-vent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and in-crease transaction costs, the Separate Account has es-tablished a policy of limiting excessive exchange activ-ity.

                      Because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive exchanges (at least 30 days apart) from each Portfolio (except the Money Market Portfolio) during any 12-month period. "Substantive" means either a dollar amount large enough to have a negative impact on a Portfolio or a se-ries of movements between Portfolios. This restriction does not limit non-substantive exchanges and does not apply to exchanges from the Money Market Portfolio. All exchanges must be for at least $250, or, if less, the Accumulated Value in the Portfolio. However, the Company and the Fund reserve the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, as deemed necessary, at any time.

                      ---------------------------------------------------------

AUTOMATIC             The Automatic Exchange Service allows you to move money
EXCHANGES             automatically among the Portfolios of the Fund. You may
                      exchange fixed amounts or percentages of your Portfolio balance either monthly, quarterly, semiannually or annu-ally into existing (the $1,000 minimum balance require-ment has been met) Portfolios. Exchanges at regular in-tervals or "dollar-cost averaging" can be used, for example, to move money from a money market portfolio into a stock or bond portfolio. The minimum exchange amount is $250. The Automatic Exchange Service may be established by completing a Vanguard Variable Annuity
                      Plan Automatic Exchange Service Application Form or writing a letter of instruction. You may change the transfer amount or cancel this service in writing or by telephone, if you have established telephone authoriza-tion on your Contract. Please note that the Automatic
                      Exchange Service cannot be used to establish a new Port-folio, and will not be activated until the Free Look Pe-riod has expired.

                      ---------------------------------------------------------


TELEPHONE             To establish the telephone exchange privilege on your
EXCHANGES             Contract, please complete the appropriate section of the
                      Plan Application. The Company, the Fund, and Vanguard shall not be responsible for the authenticity of ex-change instructions received by telephone. Reasonable procedures will be undertaken to confirm that instruc-tions communicated by telephone are genuine. Prior to the acceptance of any request, the caller will be asked by a customer service representative for his or her con-tract number and social security number. All calls will be recorded, and this information will be verified with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a service representative will be verified with the Con-tract Owner through a written confirmation statement.
                      The Company, the Fund, and Vanguard shall not be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accor-dance with these procedures. Every effort will be made to maintain the exchange privilege. However, the Company and the Fund reserve the right to revise or terminate its provisions, limit the amount of or reject any ex-change, as deemed necessary, at any time.

-------------------------------------------------------------------------------


FULL AND PARTIAL      At any time before the Annuity Date and while the Annui-
WITHDRAWALS           tant or Joint Annuitant is living, the Contract Owner
                      may make a partial or full withdrawal of the Contract to receive all or part of the Accumulated Value by sending a written request to the Vanguard Variable Annuity Cen-ter. Full or partial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least $250. (See "Federal Tax Considera-tions," page 28.)

                      You can make a withdrawal by writing to the Vanguard Variable Annuity Center. Your written request should in-clude your Contract number, social security number, withdrawal amount, the signature of all owners, and fed-eral tax withholding election (IF NO WITHHOLDING ELEC-TION IS CHOSEN, WE WILL BE REQUIRED TO WITHHOLD 10%). Your proceeds will normally be distributed within two Business Days after the receipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circumstances (see "Deferment of Payment" page 27).

                      ---------------------------------------------------------

SYSTEMATIC            You may establish an automatic withdrawal of a specific
WITHDRAWALS           amount, a percentage of the balance, or accumulated
                      earnings from your Contract, and receive distributions on a monthly, quarterly, semiannual, or annual schedule.
                      Once established, a check will be sent to your Contract address, bank account or as you direct. Please note that each systematic withdrawal, like any other partial withdrawal, is subject to federal income taxes on the earnings, and may be subject to a 10% tax imposed by the IRS on withdrawals made prior to age 59 1/2.

                      A minimum Contract balance of $10,000, and Portfolio balance of $1,000 are required to establish a systematic withdrawal program for your Contract. The minimum auto-matic withdrawal amount is $250. Changes to the with-drawal amount, percentage, or the frequency of distribu-tions may be made by telephone. Any other changes, including a change in the destination of the check, must be requested in writing, and should include signatures of all Contract owners. To cancel the systematic with-drawal program, the Contract owner(s) needs to submit a letter of instruction with the appropriate signatures.

                      To establish a systematic withdrawal program for your Contract, simply complete the Vanguard Variable Annuity Plan Systematic Withdrawal Program Application Form. Please note that the completed form must be signed by all Contract owners, and must be signature guaranteed if you are directing the withdrawal checks to an address other than the Contract address.

                      Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he or she has not provided the Company with a written elec-tion not to have federal income taxes withheld, the Com-pany must by law withhold such taxes from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Internal Revenue Code provides that a 10% penalty tax will be im-posed on certain early withdrawals. (See "Federal Tax Considerations," page 28.)

                      Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Ac-count, the total amount paid upon withdrawal of the Con-tract (taking into account any prior withdrawals) may be more or less than the total Purchase Payments made.

-------------------------------------------------------------------------------

MINIMUM BALANCE       Due to the relatively high cost of maintaining smaller
REQUIREMENTS          accounts, the Company reserves the right to transfer the
                      balance in any Portfolio account that falls below
                      $1,000, due to a partial withdrawal or exchange, to the remaining Port- folios held under that Contract, on a pro rata basis. In the event that the entire value of the Contract falls below $1,000, you may be notified that the Accumulated Value of your account is below the Contract's minimum requirement. You would then be al-lowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. A full withdrawal will result in an automatic termination of the Contract.

-------------------------------------------------------------------------------

DESIGNATION OF A      The Contract Owner may select one or more Beneficiaries,
BENEFICIARY           who would receive benefits upon the death of the Annui-
                      tant, and name them in the application. The
                      Beneficiary(ies), as named on the application, will serve as the beneficiary designation. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract
                      Owner may change the Beneficiary by written notice. Such change will take effect on the date the notice is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowl-edges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending writ-ten notice to, and obtaining approval from, the Company.
                      Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

                      If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions:

                      (a) If there is more than one Beneficiary, each will
                          share in the Death Benefits equally;

                      (b) If one or two or more Beneficiaries has already
                          died, that share of the Death Benefit will be paid equally to the survivor(s);

                      (c) If no Beneficiary is living, the proceeds will be
                          paid to the Contract Owner;

                      (d) If a Beneficiary dies at the same time as the Annui-
                          tant, the proceeds will be paid as though the Bene-ficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Beneficiary had died first.

                      If a Beneficiary who is receiving Annuity Payments dies, any remaining Payments Certain will be paid to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate.

                      If a Life Annuity with Period Certain Option was elect-ed, and if the Annuitant dies on or after the Annuity Date, any unpaid Payments Certain will be paid to the Beneficiary.

-------------------------------------------------------------------------------

DEATH OF ANNUITANT    Subject to the provisions dealing with Joint Annuitants,
PRIOR TO ANNUITY      if the Annuitant dies prior to the Annuity Date, an
DATE                  amount will be paid as proceeds to the Beneficiary. If
                      the Annuitant or Joint Annuitant dies prior to the Annu-ity Date, the survivor shall become the sole Annuitant.
                      The Death Benefit is calculated and is payable upon re-ceipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date.
                      Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Beneficiary to make the pay-ment. The Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

                      A lump sum cash benefit will equal the greater of: (a) the Accumulated Value as of the date of due Proof of Death and proof that the Annuitant died prior to the An-nuity Date or (b) the sum of Purchase Payments less the sum of all partial withdrawals and premium taxes. An An-nuity Payment will be based on the greater of: (a) the Accumulated Value ten Business Days prior to the Annuity Date elected by the Beneficiary and approved by the Com-pany or (b) the sum of Purchase Payments less the sum of all partial withdrawals and Premium Taxes. The Contract Owner may elect an Annuity Payment Option for the Bene-ficiary or, if no such election was made by the Contract Owner and a cash benefit has not been paid, the Benefi-ciary may make this election after the Annuitant's death.

                      For a discussion of the consequences of the death of the Contract Owner, if different from the Annuitant, see "Distribution-at-Death Rules," page 30.

-------------------------------------------------------------------------------

ANNUITY DATE          The Contract Owner may specify an Annuity Date in the
                      application, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. If no Annuity Date is specified in the application, the Annuitant will begin receiving Annuity Payments on the first day of the month after ten full years from the date of this Contract, or the first day of the month which follows the Annuitant's
                      65th birthday, whichever is later. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract, unless the Contract has been surren-dered or an amount has been paid as proceeds to the des-ignated Beneficiary prior to that date.

                      The Contract Owner may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approv-al, deferred to a date beyond the Annuitant's 85th birthday. An Annuity Date may only be changed by written request during the Annuitant's or Joint Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and Annu-ity Payment Options available for Qualified Contracts may also be controlled by endorsements, the plan or ap-plicable law.

-------------------------------------------------------------------------------

ANNUITY PAYMENT       All Annuity Payment Options (except the Designated Pe-
OPTIONS               riod Annuity Option) are offered as "Variable Annuity
                      Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the Portfolio or Portfolios chosen by the Contract
                      Owner. All Annuity Payment Options are offered as "Fixed
                      Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. If you choose a Fixed Option, your investment will be moved out of the underlying Vanguard Portfolios and into the general account of Providian Life & Health
                      Insurance Company. If you do not wish to receive your payments on an annuity basis, you may take a lump sum payment at anytime before the annuity date. The lump sum value is equal to the Accumulation Value. The following
                      Annuity Payment Options are available under the Con-tract:

                      LIFE ANNUITY--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

                      JOINT AND LAST SURVIVOR ANNUITY--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

                      LIFE ANNUITY WITH PERIOD CERTAIN--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

                      INSTALLMENT OR UNIT REFUND LIFE ANNUITY--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain deter-mined by dividing the Accumulated Value by the First An-nuity Payment.

                      DESIGNATED PERIOD ANNUITY--Only available as a Fixed Op-tion. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

                      In the event that an Annuity Payment Option is not se-lected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sec-tions of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the An-nuity Date will be applied under a Variable Annuity Op-tion based on the performance of that Portfolio. Subject to approval by the Company, the Contract Owner may se-lect any other Annuity Payment Option then being offered by the Company. Annuity Payments are guaranteed to be not less than as provided by the Annuity Tables for the first payment under a Variable Option and each payment under a Fixed Option. The minimum payment, however, is $100 ($20 for Massachusetts Contract Owners). If the Ac-cumulated Value is less than $5,000, or less than $2,000 for Texas and Massachusetts Contract Owners, the Company has the right to pay that amount in a lump sum. From time-to-time, the Company may require proof that the An-nuitant, Joint Annuitant, or Contract Owner is living. Annuity Payment Options are not available to: (1) an as-signee; or (2) any other than a natural person, except with the consent of the Company.

                      The Company may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

                      The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. On or af-ter the Annuity Date, the Annuity Payment Option is ir-revocable. Only one Annuity Option may be chosen from among those made available by the Company per each Port-folio. The annuity tables, which are contained in the Contract and are used to calculate the value of Variable Annuity Payments, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower.

                      If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant or of a Joint Annuitant, proof of birth date may be required be-fore Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant or of a Joint Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Pay-ment shall be greater.

                      If at the time of any Annuity Payment the Contract Owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of such Annuity Payment and remit that amount to the fed-eral government.

                      The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annui-ties than for joint and survivor annuities, because they are expected to be made for a shorter period.

                      After the Annuity Date, the Contract Owner may change the Portfolio funding the Variable Annuity Payments, ei-ther by written request or by calling the Vanguard Vari-able Annuity Center (1-800-462-2391). Because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange ac-tivity is limited to two substantive exchanges (at least 30 days apart) from the Portfolios (except the Money Market Portfolio) during any 12-month period. "Substan-tive" means either a dollar amount large enough to have a negative impact on a Portfolio or a series of move-ments between Portfolios. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

                      If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's current address of record.

                      ---------------------------------------------------------

DEFERMENT OF          Payment of any cash withdrawal or lump-sum death benefit
PAYMENT               due from the Separate Account will occur within seven
                      days from the date the election becomes effective, ex-cept that the Company may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emer-gency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a de-lay for the protection of Contract Owners.

-------------------------------------------------------------------------------

                          FEDERAL TAX CONSIDERATIONS

INTRODUCTION          The ultimate effect of federal income taxes on the
                      amounts paid for the Contract, on the investment returns on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, An-nuitant or Beneficiary, depends on the Company's tax status and upon the tax status of the individuals con-cerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax adviser regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applica-ble state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of con-tinuation of the federal income tax laws, the Treasury
                      Regulations, or the current interpretations by the In-ternal Revenue Service. We reserve the right to make uniform changes on the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Fund.

                      ---------------------------------------------------------


TAXATION OF           Section 72 of the Code governs taxation of annuities. In
ANNUITIES IN          general, a Contract Owner is not taxed on increases in
GENERAL               value under a Contract until some form of withdrawal or
                      distribution is made under it. However, under certain cir- cumstances, the increase in value may be subject to current federal income tax. (See "Contracts Owned by Non-Natural Persons" and "Diversification Standards", page 31.)

                      Section 72 provides that the proceeds of a full or par-tial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract", as that term is defined in the Code. The "investment in the Contract" can generally be de-scribed as the cost of the Contract, and generally con-stitutes all purchase payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross in- come. The tax-able portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Con-tract is treated as a payment received on account of a partial withdrawal of a Contract.

                      Upon receipt of a full or partial withdrawal or an Annu-ity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Con-tract. Ordinarily, the taxable portion of such payments will be taxed at ordinary income tax rates. Partial withdrawals are generally taken out of earnings first and then your purchase payments in the Contract.

                      For Fixed Annuity Payments, in general, the taxable por-tion of each payment is determined by using a formula known as the "exclusion ratio", which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each pay-ment to determine the non-taxable portion of the pay-ment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Pay-ments, in general, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining por-tion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contracts, the bal-ance of the Annuity Payments will be fully taxable.

                      Generally, the entire amount distributed from a Quali-fied Contract is taxable to the Owner. In the case of Qualified Contracts with after tax contributions, the Owner is entitled to exclude the portion of each with-drawal or annuity payment constituting a return of after tax contributions. Once all of your after tax contribu-tions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

                      Withholding of federal income taxes on all distributions is required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, taxes will be withheld on distributions to nonresident aliens at a 30% flat rate unless an exemption from withholding applies under the applicable tax treaty.

                      With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is im-posed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the primary Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contract); (ii) attributable to the taxpayer's becoming disabled within the meaning of Code Section 72(m)(7); (iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the tax-payer, or joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (iv) from a qualified plan; (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an im-mediate annuity contract as defined in Section 72(u)(4); or (viii) that are purchased by an employer on termina-tion of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain dis-tributions as well as to certain contributions and other transactions under a qualified contract.

                      If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2. The tax penalty may also not apply to distributions from Qualified Contracts is-sued under Section 408(b) of the Code used to pay quali-fied higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

                      ---------------------------------------------------------

THE COMPANY'S TAX     The Company is taxed as a life insurance company under
STATUS                Part I of Subchapter L of the Code. Since the Separate
                      Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Ac-count are reinvested and taken into account in determin-ing the Accumulation Value. Under existing federal in-come tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

                      ---------------------------------------------------------


DISTRIBUTION-AT-      In order to be treated as an annuity contract, a con-
DEATH RULES           tract must, generally, provide the following two distri-
                      bution rules: (a) if any Contract Owner dies on or after the Annuity Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as the method in effect on the Contract Owner's death; and
                      (b) if any Contract Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death.
                      To the extent such interest is payable to a Designated
                      Beneficiary, however, such interest may be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the Contract Owner's death. If the Desig-nated Beneficiary is the spouse of the Contract Owner, the Contract (together with the deferred tax on the ac-crued and future income thereunder) may be continued un-changed in the name of the spouse as Contract Owner. The term Designated Beneficiary means the natural person named by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of the Con-tract Owner's death.

                      If the Contract Owner is not an individual, death of the "primary Annuitant" (as defined under the Code) is treated as the death of the Contract Owner. The primary Annuitant is the individual who is of primary importance in affecting the timing or the amount of payout under a Contract. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner.

                      Finally, in the case of Joint Contract Owners, the dis-tribution will be required at the death of the first of the Contract Owners.

                      ---------------------------------------------------------


TRANSFERS OF          Any transfer of a Non-Qualified Contract prior to the
ANNUITY CONTRACTS     Annuity Date for less than full and adequate considera-
                      tion will generally trigger tax on the gain in the Con-
                      tract to the Contract Owner at the time of such trans-
                      fer. The investment in the Contract of the transferee
                      will be increased by any amount in     -
                      cluded in the Contract Owner's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

-------------------------------------------------------------------------------


CONTRACTS OWNED BY    Where the Contract is held by a non-natural person (for
NON-NATURAL           example, a corporation), the Contract is generally not
PERSONS               treated as an annuity contract for federal income tax
                      purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased by an employer on behalf of an employee upon termination of a qualified plan, and in the case of an immediate an-nuity as defined under the Code.

                      ---------------------------------------------------------


ASSIGNMENTS           A transfer of ownership of a Contract or the designation
                      of an Annuitant or other Beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or Beneficiary that are not discussed herein. A Contract Owner contemplating such a transfer or assignment of a Contract should contact a tax adviser with respect to the potential tax effects of such a transaction.

                      ---------------------------------------------------------

MULTIPLE CONTRACTS    All non-qualified annuity contracts issued by the same
RULE                  company (or affiliate) to the same Contract Owner during
                      any calendar year are to be aggregated and treated as one contract for purposes of determining the amount in-cludible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Con-tract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such con-tracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code
                      Section 72(e) through the serial purchase of annuity
                      Contracts or otherwise. In addition, there may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. The aggregation rules do not apply to immediate annuities as defined un-der Section 72(u)(4) of the Code. Accordingly, a Con-tract Owner should consult a tax adviser before purchas-ing more than one Contract or other annuity contracts.

                      ---------------------------------------------------------


DIVERSIFICATION       To comply with certain diversification regulations (the
STANDARDS             "Regulations"), which were issued in final form on March
                      2, 1989, under Code Section 817(h), after a start up pe-riod, each Subaccount of the Separate Account will be required to diversify its investments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of each Subaccount of the Separate Account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is repre-sented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Ac-count will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolio of the Fund in which each such division in-vests. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

                      In connection with the issuance of temporary diversifi-cation regulations in 1986, the Treasury announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their invest-ments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rul-ings would provide. It is possible that when the regula-tions or rulings are issued, the Contracts may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Sepa-rate Account.

                      We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity con-tracts for federal income tax purposes.

                      ---------------------------------------------------------

QUALIFIED             Qualified Contracts to provide for retirement may gener-
INDIVIDUAL            ally be purchased only in connection with a "rollover"
RETIREMENT            of funds from another individual retirement annuity
ANNUITIES             (IRA) or qualified plan. IRA Contracts must contain spe-
                      cial provisions and are subject to limitations on con-tributions and the timing of when distributions can be made. Tax penalties may apply to contributions in excess of specified limits, loans or reassignments, distribu-tions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qual-ified Contract should consult a personal tax adviser.

-------------------------------------------------------------------------------

GENERAL               The Company retains the right, subject to any applicable
INFORMATION           law, to make certain changes. The Company reserves the
                      right to eliminate the shares of any of the Portfolios
ADDITIONS,            and to substitute shares of another Portfolio of the
DELETIONS, OR         Fund, or of another registered open-end management in-
SUBSTITUTIONS OF      vestment company, if the shares of the Portfolios are no
INVESTMENTS           longer available for investment, or, if in the Company's
                      judgment, investment in any Portfolio would be inappro-priate in view of the purposes of the Separate Account.
                      To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

                      New Portfolios may be established when marketing, tax, investment, or other conditions so warrant. Any new Portfolios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so war-rant.

                      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

                      ---------------------------------------------------------


DISTRIBUTOR OF THE    The Vanguard Group, Inc., through its wholly-owned sub-
CONTRACTS             sidiary, Vanguard Marketing Corp., is the principal dis-
                      tributor of the Contract. For these services, the Fund paid a fee of less than .02% of the Fund's average net assets for the 1997 fiscal year. This fee is guaranteed not to exceed .20% of the Fund's average month-end net assets. A complete description of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Addi-tional Information. The principal business address for The Vanguard Group, Inc. is The Vanguard Variable Annu-ity Center, 100 Vanguard Boulevard, Malvern, PA 19355.

                      ---------------------------------------------------------

VOTING RIGHTS         The Fund does not hold regular meetings of shareholders.
                      The Directors of the Fund may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Port-folio shares held in the Separate Account will be voted by the Company at shareholder meetings of the Fund in accordance with instructions received from persons hav-ing voting interests in the corresponding Portfolio.
                      Fund shares as to which no timely instructions are re-ceived or shares held by the Company as to which Con-tract Owners have no beneficial interest will be voted in proportion to the voting instructions that are re-ceived with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata ba-sis to reduce the votes eligible to be cast.

                      The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio of the Separate Account. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes at-tributable to the Portfolio.

                      Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumu-lated Value is allocated. The number of votes which are available to a Contract Owner will be determined by di-viding the Accumulated Value attributable to a Portfo-lio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable annuity option has the voting interest. The number of votes after the Annu-ity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net as-set value per share of the corresponding Portfolio. Af-ter the Annuity Date, the votes attributable to a Con-tract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

                      The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instruc-tions will be solicited by written communication prior to such meeting in accordance with procedures estab-lished by the Fund.

                      ---------------------------------------------------------

YEAR 2000 MATTERS     In March 1997, the Company adopted and currently has in
                      place a Year 2000 Assessment and Planning Project (the
                      "Plan") to review and analyze existing hardware and software systems, as well as voice and data communica-tions systems, to determine if they are Year 2000 com-patible. The Plan provides for a management process that ensures that when a particular system, or software ap-plication, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-com-pliance" or cease using the particular system or soft-ware. The Plan also provides that the Chief Information
                      Officer report to the Board of Directors as to the sta-tus of the efforts under the Plan on a regular and rou-tine basis. The Company has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

                      The Plan has four specific objectives: (1) to develop an inventory of all applications; (2) to evaluate all ap-plications in the inventory to determine the most pru-dent manner to move them to Year 2000 compliance, if re-quired; (3) to estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) to define testing and deploy-ment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

                      As of the date of this Prospectus, the Company has iden-tified and made available what it believes are the ap-propriate resources of hardware, people, and dollars, including the engagement of outside third parties, to assure that the Plan will be completed.

                      The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the sys-tems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, the Company's ability to function unaffected to and through the year 2000 may be adversely affected by actions (or failures to act) of third par-ties beyond its knowledge or control.

                      ---------------------------------------------------------

AUDITORS Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

                      ---------------------------------------------------------


LEGAL MATTERS         Jorden Burt Boros Cicchetti Berenson & Johnson LLP of
                      Washington, DC, has provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Missouri law per-taining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Kimberly A. Scouller, Esquire, on behalf of the Company.

-------------------------------------------------------------------------------

       TABLE OF CONTENTS FOR THE VANGUARD VARIABLE ANNUITY PLAN CONTRACT
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
  THE CONTRACT............................................................   B-2
   Computation of Variable Annuity Income Payments........................   B-2
   Exchanges..............................................................   B-3
   Joint Annuitant........................................................   B-3
  GENERAL MATTERS.........................................................   B-3
   Non-Participating......................................................   B-3
   Misstatement of Age or Sex.............................................   B-3
   Assignment.............................................................   B-3
   Annuity Data...........................................................   B-4
   Annual Report..........................................................   B-4
   Incontestability.......................................................   B-4
   Ownership..............................................................   B-4
  DISTRIBUTION OF THE CONTRACT............................................   B-4
  PERFORMANCE INFORMATION.................................................   B-4
   Money Market Subaccount Yields.........................................   B-4
   30-Day Yield for Non-Money Market Subaccounts..........................   B-5
   Standardized Average Annual Total Return for Non-Money Market
    Subaccounts...........................................................   B-5
  ADDITIONAL PERFORMANCE MEASURES.........................................   B-7
   Non-Standardized Total Return and Non-Standardized Average Annual Total
    Return................................................................   B-7
   Non-Standardized Total Return Year-to-Date.............................   B-8
   Non-Standardized One Year Return.......................................   B-8
  SAFEKEEPING OF ACCOUNT ASSETS...........................................   B-9
  THE COMPANY.............................................................   B-9
  STATE REGULATION........................................................   B-9
  RECORDS AND REPORTS.....................................................   B-9
  LEGAL PROCEEDINGS.......................................................  B-10
  OTHER INFORMATION.......................................................  B-10
  FINANCIAL STATEMENTS....................................................  B-10
   Audited Financial Statements...........................................  B-10

                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                  OFFERED BY

                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                                20 MOORES ROAD
                          FRAZER, PENNSYLVANIA 19355

                               ----------------

  This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity Plan Contract (the "Contract") offered by Providian Life & Health Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated April 30, 1998; by calling 1-800-522-5555, or writing to Vanguard Variable Annuity Center, P.O. Box 1103, Valley Forge, PA 19482-1103. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                              APRIL 30, 1998

  TABLE OF CONTENTS                                                         PAGE
  -----------------                                                         ----
  THE CONTRACT............................................................   B-2
   Computation of Variable Annuity Income Payments........................   B-2
   Exchanges..............................................................   B-3
   Joint Annuitant........................................................   B-3
  GENERAL MATTERS.........................................................   B-3
   Non-Participating......................................................   B-3
   Misstatement of Age or Sex.............................................   B-3
   Assignment.............................................................   B-3
   Annuity Data...........................................................   B-4
   Annual Report..........................................................   B-4
   Incontestability.......................................................   B-4
   Ownership..............................................................   B-4
  DISTRIBUTION OF THE CONTRACT............................................   B-4
  PERFORMANCE INFORMATION.................................................   B-4
   Money Market Subaccount Yields.........................................   B-4
   30-Day Yield for Non-Money Market Subaccounts..........................   B-5
   Standardized Average Annual Total Return for Non-Money Market
    Subaccounts...........................................................   B-5
  ADDITIONAL PERFORMANCE MEASURES.........................................   B-7
   Non-Standardized Total Return and Non-Standardized Average Annual Total
    Return................................................................   B-7
   Non-Standardized Total Return Year-to-Date.............................   B-8
   Non-Standardized One Year Return.......................................   B-8
  SAFEKEEPING OF ACCOUNT ASSETS...........................................   B-9
  THE COMPANY.............................................................   B-9
  STATE REGULATION........................................................   B-9
  RECORDS AND REPORTS.....................................................   B-9
  LEGAL PROCEEDINGS.......................................................  B-10
  OTHER INFORMATION.......................................................  B-10
  FINANCIAL STATEMENTS....................................................  B-10
   Audited Financial Statements...........................................  B-10

                                 THE CONTRACT

  In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

  Variable Annuity Income Payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corresponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time Annuity Income Payments are computed, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Table.

  The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount ten Business Days before the due date of the Annuity Payment.

  The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times
(c), where:

  (a) the Annuity Unit value for the immediately preceding Business Day;

  (b) the Net Investment Factor for the day;

  (c) the investment result adjustment factor (.99989255 per day), which rec-ognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

  The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

  (a) any increase or decrease in the value of the Subaccount due to invest-ment results;

  (b) a daily charge for the mortality and expense risks assumed by the Com-pany corresponding to an annual rate according to the following sched-ule:

                                                                       RATE FOR
    NET ASSETS*                                                       ALL ASSETS
    -----------                                                       ----------
    Up to $2.5 Billion...............................................    0.30%
    Over $2.5 Billion and Up To $5 Billion...........................    0.28%
    Over $5 Billion..................................................    0.27%

   * Based on the combined net assets of the Separate Account and Separate Account B of First Providian Life & Health Insurance Company.

  (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of .10%.

  (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

  The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above, for all annuitants of either gender.

EXCHANGES

  After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by making a written request or by calling the Variable Annuity Center, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. "Substantive" means either a dollar amount large enough to have a negative impact on a Portfolio or a series of movements between Portfolios.

  Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

JOINT ANNUITANT

  The Contract Owner may, in the Contract Application or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

  The Annuity Date shall be determined based on the date of birth of the Annuitant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                GENERAL MATTERS

NON-PARTICIPATING

  The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

  The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

  Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of written notice.

ANNUITY DATA

  The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

ANNUAL REPORT

  Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

INCONTESTABILITY

  This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

  The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the application. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Owner(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Beneficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still living.

                         DISTRIBUTION OF THE CONTRACT

  The Vanguard Group, Inc. through its wholly-owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contracts. For these services, the Fund paid a fee .02% of the Funds' average net assets for its 1997 fiscal year. This fee is guaranteed not to exceed .20% of the Fund's average month-end net assets. A complete description of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Additional Information.

                            PERFORMANCE INFORMATION

  Performance information for the Subaccounts including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

MONEY MARKET SUBACCOUNT YIELDS

  Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

  Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Yield = [(Base Period Return + 1)/365/7/] - 1

  The yield of the Money Market Subaccount for the 7-day period ended December 31, 1997, was 5.24%.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

  Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/ - 1]
                                    -----
                                    c X d

Where:

  [a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

  [b] equals the expenses accrued for the period (net of reimbursements)

  [c] equals the average daily number of Units outstanding during the period

  [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

  The yield of each Subaccount for the 30-day period ended December 31, 1997, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.

     High-Grade Bond Subaccount........................................... 5.73%
     High Yield Bond Subaccount........................................... 8.14%
     Balanced Subaccount.................................................. 3.26%
     Equity Income Subaccount............................................. 2.33%
     Equity Index Subaccount.............................................. 1.15%
     Growth Subaccount.................................................... 0.41%
     International Subaccount.............................................  --
     Small Company Growth Subaccount...................................... 0.15%

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET SUBACCOUNTS

  When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads, the Annual Contract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. In calculating performance information, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen.

  Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date and quarter-to-date, calculated pursuant to the formula:

                                P(1 + T)/n/ = ERV

Where:

  (1) [P] equals a hypothetical Initial Purchase Payment of $1,000

  (2) [T] equal an average annual total return

  (3) [n] equals the number of years

  (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Pur-chase Payment made at the beginning of the period (or fractional por-tion thereof)

  The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1997.

                                                    YEAR   YEAR ENDED   SINCE
                           1 YEAR  3 YEARS 5 YEARS TO DATE  12/31/97  INCEPTION*
                           ------  ------- ------- ------- ---------- ----------
High-Grade Bond
 Subaccount...............  8.97%    5.11%   4.26%   8.97%    8.97%      4.13%
High Yield Bond
 Subaccount............... 11.62%     --      --    11.62%   11.62%     13.04%
Balanced Subaccount....... 22.58%   23.14%  15.73%  22.58%   22.58%     14.08%
Equity Income Subaccount.. 33.77%   29.71%    --    33.71%   33.71%     19.39%
Equity Index Subaccount... 32.58%   30.34%  19.43%  32.58%   32.58%     17.43%
Growth Subaccount......... 26.10%   29.88%    --    26.10%   26.10%     21.13%
International Subaccount..  2.91%   10.59%    --     2.91%    2.91%      9.18%
Small Company Growth
 Subaccount............... 12.79%     --      --    12.79%   12.79%      6.03%

--------
*Since Inception:
  Equity Index Subaccount and High-Grade Bond Subaccount--April 29, 1991 Balanced Subaccount--May 23, 1991
  Equity Income Subaccount and Growth Subaccount--June 7, 1993
  International Subaccount--June 3, 1994
  High Yield Bond Subaccount and Small Company Growth Subaccount--June 3,
  1996

                                                        MONTH-  QUARTER 6 MONTHS
                                                        TO-DATE TO-DATE TO-DATE
                                                        ------- ------- --------
High-Grade Bond Subaccount.............................   1.03%   2.74%    6.05%
High Yield Bond Subaccount.............................   1.29%   2.27%    6.04%
Balanced Subaccount....................................   1.61%   2.77%    9.06%
Equity Income Subaccount...............................   2.62%   5.93%   14.22%
Equity Index Subaccount................................   1.07%   2.72%   10.27%
Growth Subaccount......................................   1.53%   4.05%    7.28%
International Subaccount...............................   0.50%  -9.61%  -11.42%
Small Company Growth Subaccount........................  -1.00%  -8.22%    9.59%

  All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1, 5 and 10 year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

  Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

  Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

  Reports and marketing materials may, from time to time, include information concerning the rating of Providian Life & Health Insurance Company as determined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

  The Company may show Non-Standardized Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non-Standardized Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (See Fee Table in the Prospectus), the Non-Standardized Total Return and Non- Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                         NON-STANDARDIZED TOTAL RETURN

                        FOR PERIOD ENDING 12/31/97

                              MONTH-  QUARTER 6 MONTHS
                              TO-DATE TO-DATE TO-DATE  ONE YEAR SINCE INCEPTION
                              ------- ------- -------- -------- ---------------
High-Grade Bond Subaccount...   1.03%   2.74%    6.05%   8.98%        7.51%
High Yield Bond Subaccount...   1.29%   2.27%    6.05%  11.63%       13.06%
Balanced Subaccount..........   1.61%   2.77%    9.07%  22.60%       14.13%
Equity Income Subaccount.....   2.62%   5.94%   14.23%  33.78%       19.43%
Equity Index Subaccount......   1.67%   2.73%   10.27%  32.59%       17.48%
Growth Subaccount............   1.53%   4.05%    7.29%  26.12%       21.17%
International Subaccount.....   0.50%  -9.60%  -11.47%   2.92%        9.22%
Small Company Growth
 Subaccount..................  -0.99%  -8.22%    9.60%  12.80%        6.05%

                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS

                        FOR PERIOD ENDING 12/31/97

                                   ONE YEAR THREE YEAR FIVE YEAR SINCE INCEPTION
                                   -------- ---------- --------- ---------------
High-Grade Bond Subaccount........   8.98%     9.69%      6.83%        7.51%
High Yield Bond Subaccount........  11.63%      --         --         13.06%
Balanced Subaccount...............  22.60%    23.17%     15.77%       14.13%
Equity Income Subaccount..........  33.78%    29.74%       --         19.43%
Equity Index Subaccount...........  32.59%    30.37%     19.47%       17.48%
Growth Subaccount.................  26.12%    29.90%       --         21.17%
International Subaccount..........   2.92%    10.62%       --          9.22%
Small Company Growth Subaccount...  12.80%      --         --          6.05%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

  The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                                                TOTAL RETURN YTD
                                                                 AS OF 12/31/97
                                                                ----------------
High-Grade Bond Subaccount.....................................       8.98%
High Yield Bond Subaccount.....................................      11.63%
Balanced Subaccount............................................      22.60%
Equity Income Subaccount.......................................      33.78%
Equity Index Subaccount........................................      33.59%
Growth Subaccount..............................................      26.12%
International Subaccount.......................................       2.92%
Small Company Growth Subaccount................................      12.80%

NON-STANDARDIZED ONE YEAR RETURN

  The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                        1997   1996   1995   1994   1993   1992
                                        -----  -----  -----  -----  -----  ----
High-Grade Bond Subaccount.............  8.98%  3.08% 17.47% -3.19%  8.92% 5.70%
High Yield Bond Subaccount............. 11.63%   --     --     --     --    --
Balanced Subaccount.................... 22.60% 15.68% 31.76% -1.13% 12.56% 6.59%
Equity Income Subaccount............... 33.78% 18.13% 38.19% -1.76%   --    --
Equity Index Subaccount................ 32.59% 22.27% 36.67%  0.61%  9.18% 6.77%
Growth Subaccount...................... 26.12% 26.29% 37.62%  3.74%   --    --
International Subaccount...............  2.92% 14.05% 15.31%   --     --    --
Small Company Growth Subaccount........ 12.80%   --     --     --     --    --

                         SAFEKEEPING OF ACCOUNT ASSETS

  Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.

                                  THE COMPANY

  Commonwealth General Corporation owns a 3.7% interest in the Company and 61%, 15.3% and 20% interests, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Commonwealth General Corporation. A 1% interest in Capital Liberty, L.P. is owned by Commonwealth General Corporation, which is the general partner, and 79.2% and 19.8% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

  Commonwealth General Corporation is wholly owned by AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International n.v. AEGON International n.v. is a wholly owned subsidiary of AEGON n.v. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON n.v.

                               STATE REGULATION

  The Company is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

  In addition, the Company is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                              RECORDS AND REPORTS

  All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

  A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

  The audited financial statements of the Separate Account for the years ended December 31, 1997 and December 31, 1996, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

  The audited statutory-basis financial statements of the Company for the years ended December 31, 1997 and December 31, 1996, including the Report of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                     STATUTORY- BASIS FINANCIAL STATEMENTS

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996
                      WITH REPORT OF INDEPENDENT AUDITORS

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                    CONTENTS

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets (Statutory-Basis)..........................................   2
  Statements of Operations (Statutory-Basis)................................   3
  Statements of Changes in Capital and Surplus (Statutory-Basis)............   4
  Statements of Cash Flows (Statutory-Basis)................................   5
  Notes to Financial Statements.............................................   6

                        REPORT OF INDEPENDENT AUDITORS

Board of Directors
Providian Life and Health Insurance Company

  We have audited the accompanying statutory-basis balance sheets of Providian Life and Health Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and sur-plus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to ex-press an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably de-terminable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the pre-ceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the fi-nancial position of Providian Life and Health Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Providian Life and Health Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended, in conformity with ac-counting practices prescribed or permitted by the Missouri Department of In-surance.

/s/ Ernst & Young LLP
Louisville, Kentucky
April 24, 1998

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                        BALANCE SHEETS (STATUTORY-BASIS)

                                                              DECEMBER 31
                                                        -----------------------
                                                           1997        1996
                                                        ----------- -----------
                                                            (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
 Bonds................................................. $ 4,363,420 $ 4,249,252
 Preferred stocks......................................      31,519      30,658
 Common stocks.........................................     487,831     438,067
 Mortgage loans........................................   2,269,507   2,651,611
 Real estate...........................................       8,759       6,653
 Policy loans..........................................     155,430     158,186
 Cash and short-term investments.......................      45,122     139,705
 Other invested assets.................................     216,266     168,430
                                                        ----------- -----------
Total cash and invested assets.........................   7,577,854   7,842,562
Deferred and uncollected premiums......................      46,428      49,186
Accrued investment income..............................      91,639      89,539
Other receivables......................................      15,150      38,556
Amounts due from affiliates............................      17,480       7,687
Federal income taxes recoverable from parent...........         230       5,840
Other admitted assets..................................          32       1,385
Separate account assets................................   3,573,052   2,427,504
                                                        ----------- -----------
    TOTAL ADMITTED ASSETS.............................. $11,321,865 $10,462,259
                                                        =========== ===========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate policy reserves............................. $ 4,573,048 $ 4,736,127
 Policy and contract claims............................      49,145      43,006
 Policyholder contract deposits........................   1,770,902   1,961,549
 Other policy or contract liabilities..................     460,461     366,441
 Amounts due to affiliates.............................      18,429      12,719
 Asset valuation reserve...............................     109,465      97,169
 Accrued expenses and other liabilities................     165,840     212,433
 Separate account liabilities..........................   3,544,304   2,427,504
                                                        ----------- -----------
Total liabilities......................................  10,691,594   9,856,948
Capital and surplus:
 Common stock, $11 par value; 1,145,000 shares
  authorized, issued and outstanding...................      12,595      12,595
 Preferred stock, $11 par value; 2,290,000 shares
  authorized, issued and outstanding...................      25,190      25,190
 Paid-in surplus.......................................       2,583       2,583
 Unassigned surplus....................................     589,903     564,943
                                                        ----------- -----------
Total capital and surplus..............................     630,271     605,311
                                                        ----------- -----------
    TOTAL LIABILITIES AND CAPITAL AND SURPLUS.......... $11,321,865 $10,462,259
                                                        =========== ===========

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS (STATUTORY-BASIS)

                                                          YEAR ENDED DECEMBER
                                                                  31
                                                         ----------------------
                                                            1997        1996
                                                         ----------  ----------
                                                            (IN THOUSANDS)
Revenues:
 Premiums earned:
  Life and annuity.....................................  $  406,561  $  343,086
  Accident and health..................................     144,713     154,993
 Annuity fund deposits.................................     995,014   1,073,366
 Net investment income.................................     559,656     569,860
 Commissions and expense allowances on reinsurance
  ceded................................................       2,323       1,123
 Amortization of interest maintenance reserve..........       6,333       3,109
 Other income..........................................       7,770      10,196
                                                         ----------  ----------
                                                          2,122,370   2,155,733
Benefits and expenses:
 Accident and health, life and other benefits..........   1,474,430   1,417,390
 Decrease in aggregate policy reserves.................    (381,758)   (111,769)
 Interest on policyholder contract deposits............     122,478     102,631
 Commissions and expense allowances on reinsurance
  assumed..............................................      41,990      39,533
 General insurance and other expenses..................     129,266     122,906
 Reinsurance recapture fee.............................         553       2,320
 Net transfers to separate accounts....................     599,633     425,800
                                                         ----------  ----------
                                                          1,986,592   1,998,811
                                                         ----------  ----------
Net gain from operations before federal income taxes...     135,778     156,922
Federal income tax expense.............................      54,615      50,639
                                                         ----------  ----------
Net gain from operations...............................      81,163     106,283
Net realized capital gains, net of income taxes (1997--
 $9,506; 1996--$1,402) and excluding gains transferred
 to the interest maintenance reserve (1997--$10,093;
 1996--$2,921).........................................      24,702       3,394
                                                         ----------  ----------
Net income.............................................  $  105,865  $  109,677
                                                         ==========  ==========


                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS)

                                           COMMON  PREFERRED PAID-IN UNASSIGNED
                                            STOCK    STOCK   SURPLUS  SURPLUS
                                           ------- --------- ------- ----------
                                                      (IN THOUSANDS)
Balances, January 1, 1996................. $12,595  $25,190  $2,583   $536,126
Net income................................     --       --      --     109,677
Change in net unrealized gains on
 investments..............................     --       --      --      40,540
Dividends to shareholders.................     --       --      --    (125,000)
Prior year federal income tax adjustment..     --       --      --       6,546
Decrease in nonadmitted assets............     --       --      --       4,737
Increase in asset valuation reserve.......     --       --      --      (7,683)
                                           -------  -------  ------   --------
Balances, December 31, 1996............... $12,595  $25,190  $2,583   $564,943
Net income................................     --       --      --     105,865
Change in net unrealized gains on
 investments..............................     --       --      --      45,907
Dividends to shareholders.................     --       --      --    (120,000)
Prior year federal income tax adjustment..     --       --      --       4,719
Decrease in nonadmitted assets............     --       --      --         341
Increase in asset valuation reserve.......     --       --      --     (12,296)
Change in surplus in separate accounts....     --       --      --         424
                                           -------  -------  ------   --------
Balances, December 31, 1997............... $12,595  $25,190  $2,583   $589,903
                                           =======  =======  ======   ========



                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS (STATUTORY-BASIS)

                                                         YEAR ENDED DECEMBER
                                                                 31
                                                        ----------------------
                                                           1997        1996
                                                        ----------  ----------
                                                           (IN THOUSANDS)
Cash and short-term investments provided
 Operations:
  Premiums and annuity fund deposits................... $1,549,498  $1,573,203
  Net investment income received.......................    544,108     574,079
  Allowances and reserve adjustments received on
   reinsurance ceded...................................      2,323       1,125
Other income received..................................      5,906      10,182
                                                        ----------  ----------
                                                         2,101,835   2,158,589
  Benefits paid........................................  1,468,102   1,412,797
  General insurance and other expenses.................    170,488     169,580
  Federal income taxes paid............................     53,792      56,121
  Net increase (decrease) in policy loans and premium
   notes...............................................     (2,745)      3,520
  Paid reinsurance reserves and other items............         18         293
  Net transfers to separate accounts...................    602,788     412,252
                                                        ----------  ----------
                                                         2,292,443   2,054,563
                                                        ----------  ----------
 Total cash provided (applied) by operations...........   (190,608)    104,026
 Investments sold, matured or repaid...................  5,059,887   3,688,955
 Other cash provided:
  Increase in amounts due to affiliates................      5,709       7,826
  Net increase in broker receivables...................        891      31,112
  Other items..........................................     15,014      40,047
                                                        ----------  ----------
 Total other cash provided.............................     21,614      78,985
                                                        ----------  ----------
Total cash and short-term investments provided.........  4,890,893   3,871,966
Cash and short-term investments applied:
 Investments acquired..................................  4,783,450   3,717,511
 Other cash applied:
  Dividends paid to shareholders.......................    120,000     125,000
  Decrease in amounts due to affiliates................      9,770       6,162
  Net decrease in broker payables......................     22,505         --
  Net cash and short-term investments transferred on
   reinsurance recaptured..............................        650      78,980
  Capital contribution to separate account.............     26,362         --
  Other items..........................................     22,739       9,874
                                                        ----------  ----------
 Total other cash applied..............................    202,026     220,016
                                                        ----------  ----------
Total cash and short-term investments applied..........  4,985,476   3,937,527
                                                        ----------  ----------
Decrease in cash and short-term investments............    (94,583)    (65,561)
Cash and short-term investments:
 Beginning of year.....................................    139,705     205,266
                                                        ----------  ----------
 End of year........................................... $   45,122  $  139,705
                                                        ==========  ==========

                            See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES

 Organization

  Providian Life and Health Insurance Company (PLH) is a life and health in-surance company domiciled in Missouri. Prior to June 10, 1997, PLH was an in-direct, wholly owned subsidiary of Providian Corporation (Providian). On June 10, 1997, Providian's insurance operations, including the operations of PLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an inter-national insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation (Com-monwealth). Effective December 31, 1997, ownership of Commonwealth was trans-ferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

  PLH is directly owned by Commonwealth Life Insurance Company (CLICO) 61%, Capital Liberty, L.P. (CLLP) 20%, Peoples Security Life Insurance Company
(PSI) 15%, and Commonwealth 4%. Commonwealth is the ultimate parent of CLICO, CLLP, and PSI. PLH wholly owns an insurance subsidiary, Veterans Life Insur-ance Company (VLIC), which wholly owns an insurance subsidiary, First Providian Life and Health Insurance Company (FPLH), and a non-insurance sub-sidiary.

 Nature of Operations

  PLH sells and services life and accident and health insurance products, pri-marily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. PLH also sells and services group and individual accumulation products, pri-marily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

 Management's Estimates

  The preparation of financial statements of insurance companies requires man-agement to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assump-tions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

 Basis of Presentation

  The accompanying financial statements of PLH have been prepared in accor-dance with the accounting practices prescribed or permitted by the Missouri Department of Insurance. Such practices vary from generally accepted account-ing principles (GAAP). The more significant variances from GAAP are as fol-lows:

   Investments

    Investments in bonds and mandatorily redeemable preferred stocks are re-ported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity in-vestments are designated at purchase as held-to-maturity, trading or avail-able-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

    Fair values of investments in bonds and stocks are generally based on values specified by the Securities Valuation Office (SVO) of the NAIC, rather than on values provided by outside broker confirmations or inter-nally calculated estimates. However, for certain investments, the NAIC does not provide a value and PLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, quoted fair values pro-vided by outside broker confirmations or internally calculated estimates. Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by PLH is included in investments rather than reported as an operating asset, and investment in-come and operating expenses include amounts representing rent for PLH's oc-cupancy of such real estate. Changes between cost and admitted asset in-vestment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Valuation allowances are established for mortgage loans based on the dif-ference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments. Under GAAP, valuation allowances would be estab-lished when PLH determines it is probable that it will be unable to collect all amounts due (both principal and interest) according to the contractual terms of the loan agreement. Such allowances are generally based on the es-timated fair value of the underlying real estate (collateral). The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

    Under a formula prescribed by the NAIC, PLH defers the portion of real-ized capital gains and losses attributable to changes in the general level of interest rates on sales of certain liabilities and fixed income invest-ments, principally bonds and mortgage loans, and amortizes such deferrals into income on a straight-line basis over the remaining period to maturity based on groupings of individual liabilities or investments sold. The net accumulated unamortized balance of such deferrals is reported as an "inter-est maintenance reserve" (IMR). Realized capital gains and losses are re-ported in income net of federal income tax and transfers to the IMR. At De-cember 31, 1997 and 1996, the IMR balance was in an asset position of $7,002,000 and $10,762,000, respectively, and was non-admitted for statu-tory accounting purposes. The "asset valuation reserve" (AVR) is also de-termined by a NAIC prescribed formula and is reported as a liability rather than a valuation allowance. The AVR represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or cred-ited directly to unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and direct write-downs are recorded (or valuation allowances are provided, where appropriate under GAAP) when there has been a decline in value deemed to be other than temporary, in which case, write-downs (or provisions) for such declines are charged to income.

   Subsidiaries

    The accounts and operations of PLH's subsidiaries are not consolidated with the accounts and operations of PLH as would be required under GAAP.

   Policy Acquisition Costs

    Costs of acquiring and renewing business are expensed when incurred. Un-der GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For uni-versal life insurance and investmenttype contracts, to the extent recover-able from future gross profits, deferred policy acquisition costs are amor-tized generally in

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

   Nonadmitted Assets

    Certain assets designated as "nonadmitted," principally agents' debit balances and furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

   Premiums

    Revenues for universal life policies and investment-type contracts con-sist of the entire premium received and benefits incurred represent the to-tal of death benefits paid, surrenders and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recog-nized as premium revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

   Benefit Reserves

    Certain policy reserves are calculated using prescribed interest and mor-tality assumptions rather than on expected experience and actual account balances as would be required under GAAP.

   Reinsurance

    Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be re-quired under GAAP.

    Commissions allowed by reinsurers on business ceded are reported as in-come when received rather than being deferred and amortized with deferred policy acquisition costs.

   Federal Income Taxes

    Deferred federal income taxes are not provided for differences between the financial statement amounts and the tax bases of assets and liabili-ties.

   Statements of Cash Flows

    Cash and short term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

  The effects of the foregoing variances from GAAP on the accompanying statu-tory-basis financial statements have not been determined, but are presumed to be material.

  Other significant accounting policies followed in preparing the accompanying statutory-basis financial statements are as follows:

   Investments

    Bonds, preferred stocks, common stocks, mortgage loans, real estate, pol-icy loans, short-term investments, other invested assets and derivative fi-nancial instruments are stated at values prescribed by the NAIC, as fol-lows:

      Bonds not backed by other loans are stated at amortized cost using the constant effective yield method.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

      Loan-backed bonds and structured securities are valued at amortized cost using the constant effective yield method. Anticipated prepayments are considered when determining the amortization of related discounts or premiums. Prepayment assumptions are obtained from dealer survey values or internal estimates and are consistent with the current inter-est rate and economic environment. The retrospective adjustment method is used to value such securities.

      Preferred stocks are carried at cost. In addition, certain bonds and preferred stocks are carried at the lower of cost (or amortized cost) or the NAIC designated fair value.

      Common stocks are carried at the NAIC designated fair value, except that investments in unconsolidated subsidiaries and affiliates in which PLH has an interest of 20 percent or more are carried on the equity ba-sis.

      Mortgage loans in good standing are carried at unpaid principal bal-ances while statutorily delinquent mortgages are carried at their un-paid principal balance less the related valuation allowance.

      Real estate is carried at the lower of cost (less depreciation for occupied and investment real estate, generally calculated using the straight-line method) or net realizable value, and is net of related obligations, if any.

      Policy loans are carried at the aggregate unpaid principal balance.

      Short-term investments include investments with maturities of less than one year at the date of acquisition. Short-term investments are carried at amortized cost.

      Other invested assets are comprised of limited partnership invest-ments and are valued using the equity method of accounting.

      Derivative financial instruments, consisting primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be ef-fective hedges are valued at fair value.

    Bond and other loan interest is credited to income as it accrues. Divi-dends on preferred and common stocks are credited to income on exdividend dates. For securities, PLH follows the guidelines of the NAIC for each se-curity on an individual basis in determining the admitted or nonadmitted status of accrued income amounts. There was no interest on securities ex-cluded from investment income at December 31, 1997 and 1996. For mortgage loans, PLH's policy is to exclude from investment income interest in excess of three months past due. At December 31, 1997 and 1996, the total amount excluded from accrued investment income for delinquent mortgage loans was approximately $308,000 and $504,000, respectively. The amounts to be paid or received as a result of derivative instruments are recognized in the statements of operations as an adjustment to investment income. Realized capital gains and losses on derivative instruments are recognized currently in earnings. If the item being hedged is subject to the IMR, the gain or loss on the hedging derivative instrument is subject to the IMR upon termi-nation.

    Net income includes realized capital gains and losses on investments sold, net of federal income tax and transfers to the IMR. The cost of in-vestments sold is determined on a first-in, first-out basis.

   Separate Accounts

    Separate account assets and liabilities reported in the accompanying statutory-basis financial statements represent funds that are separately administered, principally for annuity contracts, and for which the contract holder, rather than PLH, bears the investment risk. Separate account con-tract holders have no claim against the assets of the general account of PLH. Separate account assets are reported at estimated fair value. Separate account liabilities are also reported at estimated fair value and are ex-clusive of capital contributions

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY made by PLH. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on sep-arate account policyholder deposits are included in net transfers to sepa-rate accounts in the accompanying statements of operations.

   Policy Reserves

    Unearned premiums represent the portion of premiums written which are ap-plicable to the unexpired terms of accident and health policies in force, calculated principally by the application of monthly pro rata fractions. Liabilities for unearned premiums are included in aggregate policy re-serves.

    PLH waives deduction of deferred fractional premiums upon death of insureds. PLH's policy is to return any portion of the final premium beyond the date of death. Surrender values on direct business are not promised in excess of the legally computed reserves. Additional premiums are charged for policies issued on substandard lives according to underwriting classi-fication. Mean reserves are determined by computing the regular mean re-serve for the plan at the issued age and holding, in addition, onehalf of the extra premium charged for the year.

    The tabular interest has been determined from the basic data for the cal-culation of policy reserves. The tabular less actual reserve released and the tabular cost have been determined by formula as described in the NAIC instructions.

    Policy reserves also include single premium and flexible premium annuity contracts and structured settlement contracts. The single premium and flex-ible premium contracts contain surrender charges for the first six to seven years of the contract. These contract reserves are held at the contract value that accrues to the policyholder. Structured settlement contracts contain no surrender charge as the contracts are not surrenderable. Policy reserves on these contracts are determined based on the expected future cash flows discounted at the applicable statutorily defined mortality and interest rates. Annual effective rates credited to these annuity contracts ranged from 4.0 percent to 8.0 percent during 1997 and 1996.

   Liabilities for Policy and Contract Claims

    Liabilities for policy and contract claims, principally related to acci-dent and health policies, include amounts determined in accordance with standard actuarial practice and statutory regulation. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the liabilities for policy and contract claims are adequate. The meth-ods of making such estimates and establishing the resulting liabilities are continually reviewed and updated, and any adjustments resulting therefrom are reflected in current earnings.

   Policyholder Contract Deposits

    Policyholder contract deposits are comprised primarily of guaranteed in-vestment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon prede-termined indices. The second type guarantees principal and interest, but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder. Annual effective rates credited to these GICs ranged from 5.5 percent to 6.6 percent and from 5.2 percent to
  6.6 percent during 1997 and 1996, respectively.

   Premiums, Benefits and Expenses

    For individual and most group life policies, premiums are reported as earned on the policy/certificate anniversary. For individual and group an-nuities, premiums and annuity fund deposits are recorded as earned when collected. For individual and group accident and health policies, premiums are recorded as earned on

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY a pro rata basis over the coverage period for which the premiums were col-lected or due. Benefit claims (including an estimated provision for claims incurred but not reported), policy reserve changes and expenses are charged to income as incurred.

   Reinsurance

    Reinsurance premiums, benefits and expenses are accounted for in a manner consistent with that used in accounting for original policies issued and the terms of the reinsurance contracts. Premiums, benefits, expenses and the reserves for policy and contract liabilities and unearned premiums are recorded net of reinsured amounts.

   Guaranty Fund Assessments

    Periodically, PLH is assessed by various state guaranty funds as part of those funds' activities to collect funds from solvent insurance companies to cover certain losses to policyholders that resulted from the insolvency or rehabilitation of other insurance companies. Each state guaranty fund operates independently of any other state guaranty fund; as such, the meth-ods by which assessments are levied against PLH vary from state to state. Also, some states permit guaranty fund assessments to be partially recov-ered through reductions in future premium taxes. At December 31, 1997 and 1996, PLH has established an estimated liability for guaranty fund assess-ments for those insolvencies or rehabilitations that have actually occurred prior to that date. The estimated liability is determined using preliminary information received from the various state guaranty funds and the National Organization of Life and Health Insurance Guaranty Associations. Because there are many uncertainties regarding the ultimate assessments that will be assessed against PLH, the ultimate assessments for those insolvencies or rehabilitations that occurred prior to December 31, 1997 may vary from the estimated liability included in the accompanying financial statements. The estimated liability for guaranty fund assessments recorded at December 31, 1997 and 1996 was $12,354,000 and $11,525,000, respectively.

   Permitted Statutory Accounting Practices

    PLH's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Missouri Depart-ment of Insurance. Currently, "prescribed" statutory accounting practices include state insurance laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC, including the NAIC's Accounting Practices and Procedures Manual. "Permitted" statutory accounting practices encompass all accounting practices that are not pre-scribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

    The NAIC is in the process of codifying statutory accounting practices (Codification). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that PLH uses to prepare its statutory-basis financial state-ments. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the pre-scribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for PLH, Missouri must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department of Insurance. At this time it is unclear whether Missouri will adopt Codification. However, based on current draft guidance, management believes that the impact of codification will not be material to PLH's statutory-basis financial statements.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

 Reclassifications

  Certain reclassifications have been made to the prior year financial state-ments to conform with the current year presentation.

2. INVESTMENTS

  The tables below contain amortized cost (carrying value or statement value) and fair value information on bonds.

                                                  GROSS      GROSS
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
                                                   (IN THOUSANDS)
DECEMBER 31, 1997
U.S. government obligations......... $  133,391  $    931   $   229   $  134,093
States and political subdivisions...     19,464     1,217       --        20,681
Foreign government obligations*.....     29,293       227        67       29,453
Corporate and other.................  2,595,091    95,032     4,976    2,685,147
Foreign corporate*..................    384,898    14,292    10,739      388,451
Asset-backed........................    541,542       434       --       541,976
Mortgage-backed.....................    659,741       --        --       659,741
                                     ----------  --------   -------   ----------
                                     $4,363,420  $112,133   $16,011   $4,459,542
                                     ==========  ========   =======   ==========

                                                  GROSS      GROSS
                                     AMORTIZED  UNREALIZED UNREALIZED    FAIR
                                        COST      GAINS      LOSSES     VALUE
                                     ---------- ---------- ---------- ----------
                                                   (IN THOUSANDS)
DECEMBER 31, 1996
U.S. government obligations......... $  170,990  $   576    $ 3,340   $  168,226
States and political subdivisions...     33,765      526        994       33,297
Foreign government obligations*.....     39,483      301        432       39,352
Corporate and other.................  2,730,863   43,960     23,430    2,751,393
Foreign corporate*..................    218,306    5,868        679      223,495
Asset-backed........................    519,149      --         --       519,149
Mortgage-backed.....................    536,696      --         --       536,696
                                     ----------  -------    -------   ----------
                                     $4,249,252  $51,231    $28,875   $4,271,608
                                     ==========  =======    =======   ==========

--------
*  Substantially all are U.S. dollar denominated.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The amortized cost and fair value of bonds at December 31, 1997, by contrac-tual maturity, are shown below. Actual maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay ob-ligations, sometimes without call or prepayment penalties.

                                                          AMORTIZED     FAIR
                                                             COST      VALUE
                                                          ---------- ----------
                                                             (IN THOUSANDS)
      Due in one year or less............................ $  123,776 $  123,553
      Due after one year through five years..............    524,363    525,913
      Due after five years through ten years.............    886,610    895,178
      Due after ten years................................  1,627,388  1,713,181
                                                          ---------- ----------
                                                           3,162,137  3,257,825
      Asset-backed securities............................    541,542    541,976
      Mortgage-backed securities.........................    659,741    659,741
                                                          ---------- ----------
                                                          $4,363,420 $4,459,542
                                                          ========== ==========

  Proceeds during 1997 and 1996 from sales, maturities and calls of bonds were $4,006,319,000 and $2,992,250,000, respectively. Gross gains of $43,227,000 and $36,104,000 and gross losses of $29,488,000 and $28,403,000 in 1997 and
1996, respectively, were realized on those sales.

  The cost of preferred stocks of unaffiliated companies was $31,519,000 and $30,886,000 at December 31, 1997 and 1996, respectively, and the related fair value was $31,640,000 and $30,681,000 at December 31, 1997 and 1996, respec-
tively. There was no difference between cost and statement value of preferred stocks at December 31, 1997. The difference between cost and statement value of $228,000 at December 31, 1996 was credited directly to unassigned surplus as of that date and did not affect net income.

  The change in unrealized gains and losses on investments in common stocks and on investments in subsidiaries is credited or charged directly to unas-signed surplus and does not affect net income. The cost and fair value of those investments at December 31, 1997 and 1996 were as follows:

                                                    GROSS      GROSS
                                                  UNREALIZED UNREALIZED   FAIR
                                           COST     GAINS      LOSSES    VALUE
                                         -------- ---------- ---------- --------
                                                     (IN THOUSANDS)
DECEMBER 31, 1997
Common stocks........................... $ 34,723  $  1,527    $3,455   $ 32,795
Subsidiaries............................  202,606   252,430       --     455,036
                                         --------  --------    ------   --------
                                         $237,329  $253,957    $3,455   $487,831
                                         ========  ========    ======   ========
DECEMBER 31, 1996
Common stocks........................... $ 28,991  $    655    $1,083   $ 28,563
Subsidiaries............................  202,606   206,898       --     409,504
                                         --------  --------    ------   --------
                                         $231,597  $207,553    $1,083   $438,067
                                         ========  ========    ======   ========

  The fair value of investments in subsidiaries presented above represents PLH's equity interest in the net assets of the subsidiary.

  Included in investments are securities having statement values of $3,966,000 at December 31, 1997 which were on deposit with various state insurance de-partments to satisfy regulatory requirements.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The carrying value of mortgage loans is net of an allowance for loan losses of $868,000 and $2,526,000 at December 31, 1997 and 1996, respectively. The maximum and minimum lending rates for commercial mortgage loans made during 1997 were 8.8 percent and 6.9 percent, respectively; the maximum and minimum lending rates for residential mortgage loans made during 1997 were 9.0 percent and 4.3 percent, respectively; and the maximum and minimum lending rates for farm mortgage loans made during 1997 were 8.5 percent and 7.8 percent, respec-tively. The maximum percentage of any one loan to the value of collateral at the time of the loan, exclusive of insured, guaranteed or purchase money mort-gages, was 80 percent. Hazard insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without buildings. As of De-cember 31, 1997, PLH held $1,059,000 of mortgages with interest more than one year overdue amounting to $137,000. As of December 31, 1997, there were no taxes, assessments, or other amounts advanced by PLH on account of mortgage loans which were not included in mortgage loan totals. During 1997, $440,000 of taxes and maintenance expenses were paid by PLH on property acquired through foreclosure. During 1997, PLH did not reduce interest rates on any outstanding mortgages.

3. FINANCIAL INSTRUMENTS

  PLH utilizes a variety of financial instruments in its asset/liability man-agement process and to meet its customers' financing needs. The asset/liability management process focuses on the management of a variety of risks, including interest rate, market and credit risks. Effective management of these risks is an important determinant of profitability. Instruments used in this process and to meet the customers' financing and investing needs in-clude derivative financial instruments, primarily interest rate swap agree-ments and futures contracts, and commitments to extend credit. Other deriva-tives, such as forwards, are used to a much lesser extent in the asset/liability management process. All of these instruments involve (to vary-ing degrees) elements of market and credit risks in excess of the amounts rec-ognized in the accompanying financial statements at a given point in time. The contract or notional values of all of these instruments reflect the extent of involvement in the various types of financial instruments.

  PLH's exposure to market risk (including interest rate risk) is the risk of market volatility and potential disruptions in the market which may result in certain instruments being less valuable. PLH monitors and controls its expo-sure to this risk primarily through the use of cash flow stress testing, total portfolio analysis of net duration levels, a monthly mark-to-market process and ongoing monitoring of interest rate movements.

  PLH's exposure to credit risk (including interest rate risk) is the risk of loss from a counterparty failing to perform according to the terms of the con-tract. This exposure includes settlement risk (risk that the counterparty de-faults after PLH has delivered funds or securities under the terms of the con-tract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty non-performance on interest rate swap agreements and futures. Interest rate swap agreements are subject to replace-ment cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. Default by a counterparty would not result in an immediate accounting loss. These instruments, as well as futures and forwards, are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. Credit loss exposure resulting from non-performance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

  The credit risk on all financial instruments, whether on- or off-balance sheet, is controlled through an ongoing credit review, approval and monitoring process. PLH determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with credit risk, and establishes individual

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY and aggregate counterparty exposure limits. In order to limit exposure associ-ated with counterparty nonperformance on interest rate swap agreements, PLH enters into master netting agreements with its counterparties. These master netting agreements provide that, upon default of either party, contracts in gain positions will be offset with contracts in loss positions and the net gain or loss will be received or paid, respectively. Assuming every counterparty defaulted, the cost of replacing those interest rate contracts in a net gain position, after consideration of the aforementioned master netting agreements, was $20,344,000 and $22,188,000 at December 31, 1997 and 1996, re-
spectively.

  PLH manages interest rate risk through the use of duration analysis. Dura-tion is a key portfolio management tool and is measured for both assets and liabilities. For the simplest forms of assets or liabilities, duration is pro-portional to their weighted average life, with weights equal to the discounted present value of estimated cash flows. This methodology causes near-term cash flows to have a greater proportional weight than cash flows further in the fu-ture. For more complex assets and liabilities with optional cash flows, for example, callable bonds, mortgage-backed securities, or traditional insurance liabilities, additional adjustments are made in estimating an effective dura-tion number. PLH uses derivatives as a less costly and less burdensome alter-native to restructuring the underlying cash instruments to manage interest rate risk based upon the aggregate net duration level of its aggregate portfo-lio. Information is provided below for each significant derivative product type.

  Interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments, without an exchange of the underlying princi-pal amount. PLH also enters into basis swap agreements where amounts received are based primarily upon three month LIBOR or less and pays amounts based on either a short-term Treasury or Prime Rate. The amounts to be paid or received as a result of these agreements are accrued and recognized in the accompanying statements of operations through net investment income. Gains or losses real-ized on closed or terminated agreements are deferred and amortized as a compo-nent of the IMR.

  Futures are contracts which call for the delayed delivery of securities in which the seller agrees to deliver on a specified future date, a specified in-strument at a specified price. The daily change in fair value for futures used as accounting hedges both for products that provide a return based on the mar-ket performance of a designated index and for investments in common stocks are recognized in the accompanying statement of operations through net realized investment gains and losses. Margin requirements on futures contracts, equal to the change in fair value, are usually settled on a daily basis.

  The following table summarizes the activity by notional or contract value in derivative products for 1997 and 1996:

                                 RECEIVE   PAY FIXED/
                                FIXED/PAY   RECEIVE
                                 FLOATING   FLOATING   BASIS   FUTURES  FORWARDS
                                ---------- ---------- -------- -------- --------
                                                 (IN THOUSANDS)
Balances, December 31, 1995.... $1,320,962  $   --    $ 65,198 $ 50,106 $250,000
  Additions....................    107,473   10,000    100,000  314,271      --
  Maturities...................    109,268      --       4,558      --       --
  Terminations.................    396,400      --         --   293,594      --
                                ----------  -------   -------- -------- --------
Balances, December 31, 1996....    922,767   10,000    160,640   70,783  250,000
  Additions....................    266,290   25,958        --   319,168      --
  Maturities...................    194,567      --      22,002  314,449      --
  Terminations.................      5,000      --         --       --       --
                                ----------  -------   -------- -------- --------
Balances, December 31, 1997.... $  989,490  $35,958   $138,638 $ 75,502 $250,000
                                ==========  =======   ======== ======== ========

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  During 1997 and 1996, PLH terminated or closed certain interest rate swap agreements which were accounted for as hedges. The net deferred gains on these agreements during 1997 and 1996 were $71,000 and $1,279,000, respectively, and are being amor-tized to investment income over a period of one to six years, the expected re-maining life of the related investments, as a component of the IMR.

 Commitments

  Commitments to extend credit consist of agreements to lend to a customer at some future time, subject to established contractual conditions. Since it is likely some commitments may expire or be withdrawn without being fully drawn upon, the total commitment amounts do not necessarily represent future cash requirements. PLH evaluates individually each customer's creditworthiness. Collateral may be obtained, if deemed necessary, based on a credit evaluation of the counterparty. The collateral may include commercial, residential and/or farm real estate. At December 31, 1997 and 1996, commitments to extend credit were $155,185,000 and $136,317,000, respectively. Additionally, at December 31, 1997, PLH has agreed to fund additional investments through the year 2002 in an amount not to exceed $75,313,000.

 Concentrations of Credit Risk

  PLH limits credit risk by diversifying its investment portfolio among common and preferred stocks, public bonds, private placement securities, and commer-cial and residential mortgage loans. It further diversifies these portfolios between and within industry sectors, by geography and by property type. Credit risk is also limited by maintaining stringent underwriting standards and pur-chasing insurance protection in certain cases. In addition, PLH establishes credit approval processes, credit limits and monitoring procedures on an indi-vidual counterparty basis. As a result, management believes that significant concentrations of credit risk do not exist.

4. FEDERAL INCOME TAXES

  PLH and its subsidiaries file a life-nonlife consolidated federal income tax return. Under a written agreement, PLH and its affiliates allocate the federal income tax liability among the members of the consolidated return group in the ratio that each member's separate return tax liability, or benefit from a net operating loss, for the year bears to the consolidated tax liability. The fi-nal settlement under this agreement is made after the annual filing of the consolidated U.S. Corporate Income Tax Return.

  Reported income tax expense differs from income tax expense that would re-sult from applying statutory rates to pretax income primarily due to differ-ences in the statutory and tax treatment of certain statutory investments, de-ferred policy acquisition costs, bad debts, and differences in policy and con-tract liabilities.

  Included in the statements of changes in capital and surplus are certain ad-justments increasing surplus by $4,719,000 and $6,546,000 at December 31, 1997 and 1996, respectively, relating to tax accrual adjustments applicable to prior tax years.

  At December 31, 1997, accumulated earnings of PLH for federal income tax purposes included a "Policyholders' Surplus" account balance of $17,425,000, a special memorandum tax account. This is a special memorandum account balance which has not been currently taxed, but income taxes computed at current rates will become payable if this surplus is distributed. Provisions of the Deficit Reduction Act of 1984 (the Act) do not permit further additions to the Policy-holders' Surplus account. The "Shareholders' Surplus" account is also a spe-cial memorandum tax account, and generally represents an accumulation of tax-able income (net of tax thereon) plus the dividends received deduction, tax-exempt interest, and certain other special deductions as provided by the Act. At December 31, 1997, the balance in the Shareholders' Surplus account amounted to approximately $611,347,000. There is no present intention to make distributions in excess of the Shareholders' Surplus account.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. RELATED PARTY TRANSACTIONS

 Reinsurance Assumed from Affiliates

  PLH entered into two indemnity reinsurance agreements with CLICO in 1987 whereby PLH assumes 100 percent of the risks reinsured on all structured set-tlement policies issued during 1987 by CLICO. The agreements were amended in 1988 whereby PLH also assumes 100 percent of the risks reinsured on all struc-tured settlement, pension buyout, and single premium immediate annuities is-sued subsequent to 1987 by CLICO. The agreements were also amended in 1988 to change the agreements from indemnity reinsurance to coinsurance. The agree-ments were further amended in 1992 whereby CLICO recaptured structured settle-ments issued in 1991 and in the first five months of 1992.

  PLH entered into a reinsurance agreement with CLICO in 1990 on a coinsurance basis whereby PLH assumes 100 percent of the risk on certain guaranteed in-vestment contracts issued by CLICO. The agreement was amended in 1996 to pro-vide CLICO with profit sharing on the assumed business of up to 20 basis points per year of the account value. The amount of profit sharing paid to CLICO in 1997 and 1996 was $1,986,000 and $1,733,000, respectively. In addi-tion, the agreement was amended to provide CLICO with reimbursement of ex-traordinary expenses related to the assumed policies, including guaranty fund assessment payments. There were no expense reimbursements made to CLICO in 1997 or 1996.

  PLH entered into indemnity reinsurance agreements with PSI in 1987 whereby PLH assumes 100 percent of the risks reinsured on all structured settlement contracts issued during 1987. The agreements were amended in 1988 whereby PLH also assumed 100 percent of the risks reinsured on all structured settlement, pension buyout and single premium immediate annuities issued subsequent to 1987. The agreements were also amended in 1988 to change the agreements from indemnity reinsurance to coinsurance.

  PLH entered into a reinsurance agreement with PSI in 1996 on a coinsurance basis whereby PLH assumes 100 percent of the risk on certain guaranteed in-vestment contracts issued by PSI. The agreement provides PSI with profit shar-ing on the assumed business of up to 20 basis points of account value. The amount of profit sharing paid to PSI in 1997 and 1996 was $984,000 and $164,000, respectively.

  Effective June 30, 1995, PLH entered into a coinsurance agreement with PSI whereby PLH assumed 100 percent of the risk of business reinsured by PSI from Manufacturers Life Insurance Company of North America (MLIC), formerly North American Security Life. This agreement coinsured existing deposits of MLIC's fixed account portion of their variable annuity product business. In addition, this agreement included prospective coinsurance of future sales of MLIC's fixed account portion of their variable annuity product. This agreement also contained a provision which provided PSI with profit sharing on the assumed business of up to 10 basis points of account value. The profit sharing amount paid by PLH to PSI in 1996 was $574,000. Under the initial agreement, PLH re-ceived cash and invested assets in exchange for its coinsurance of $724,700,000 of fixed annuity deposits. As of November 1, 1996, the coinsur-ance agreement was amended whereby PSI recaptured the fixed annuity deposits from PLH. The recapture resulted in PLH transferring to PSI liabilities previ-ously reinsured related to the business of $575,450,000 and assets of $577,000,000 as of December 31, 1996. The $1,550,000 difference represented the net expense incurred by PLH as of December 31, 1996.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The following table summarizes the amounts reflected in the statements of operations from reinsurance assumed by PLH from CLICO and PSI:

                             EXPENSE (REVENUE) FOR THE YEAR ENDED DECEMBER 31, 1997
                         ------------------------------------------------------------------
                                                  ASSUMED FROM
                         ------------------------------------------------------------------
                            CLICO      CLICO        PSI        PSI        PSI       TOTAL
ITEM ASSUMED             (ANNUITIES)  (GIC'S)   (ANNUITIES)  (GIC'S)    (MLIC)     ASSUMED
------------             ----------- ---------  ----------- ---------  ---------  ---------
                                                 (IN THOUSANDS)
Premium income..........  $(173,892) $  (2,555)   $(1,982)  $(100,941) $     --   $(279,370)
Life, annuity and other
 benefits...............     79,100    353,690     10,116      84,908        --     527,814
Commissions and
 expenses...............      6,995        --          19         --         --       7,014
Change in reserves or
 policyholder contract
 deposits...............    178,450   (269,172)        56      45,651        --     (45,015)
                             EXPENSE (REVENUE) FOR THE YEAR ENDED DECEMBER 31, 1996
                         ------------------------------------------------------------------
                                                  ASSUMED FROM
                         ------------------------------------------------------------------
                            CLICO      CLICO        PSI        PSI        PSI       TOTAL
ITEM ASSUMED             (ANNUITIES)  (GIC'S)   (ANNUITIES)  (GIC'S)    (MLIC)     ASSUMED
------------             ----------- ---------  ----------- ---------  ---------  ---------
                                                 (IN THOUSANDS)
Premium income..........  $(105,397) $(105,319)   $  (307)  $(244,197) $(126,736) $(581,956)
Life, annuity and other
 benefits...............     62,884    152,409      9,871       5,120    306,302    536,586
Commissions and
 expenses...............      4,304        --           3         --      (2,338)     1,969
Change in reserves or
 policyholder contract
 deposits...............    112,743     38,934       (789)    243,558   (149,236)   245,210

  PLH entered into two separate reinsurance agreements with two affiliates, Academy Life Insurance Company (ALIC) and Pension Life Insurance Company of America (PLIC), in 1992, both on a coinsurance funds withheld basis. On April 1, 1993, the reinsurance agreements were amended from a coinsurance funds withheld basis to a coinsurance nonfunds withheld basis. The following table summarizes the amounts reflected in the statements of operations from these reinsurance agreements:

                                                            EXPENSE (REVENUE)
                                                              FOR THE YEAR
                                                            ENDED DECEMBER 31
                                                            ------------------
                                                              1997      1996
                                                            --------  --------
                                                             (IN THOUSANDS)
      Premium income assumed............................... $(46,442) $(49,974)
      Life, accident and health and other benefit assumed..   32,957    32,048
      Commissions and expense allowances on reinsurance
       assumed.............................................    9,143    11,547
      Change in policy reserves assumed....................    2,788     3,983
      Other income assumed.................................     (167)     (165)

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

 Other Agreements and Transactions with Related Parties

  PLH has entered into agreements with its affiliates whereby PLH performs ad-ministrative services, management support services, and marketing services for its affiliates. PLH, as compensation, receives an amount equal to the actual cost of providing such services. This cost is allocated on a pro rata basis to each affiliate receiving these services. Amounts received were $63,000,000 and $70,000,000 in 1997 and 1996, respectively. Such amounts are classified as re-ductions of general insurance and other expenses in the accompanying state-ments of operations.

  PLH entered into a revolving credit note with Commonwealth on April 8, 1996, whereby PLH can borrow from Commonwealth up to $35,000,000. Interest is com-puted monthly at a rate designated in the note. At December 31, 1997 and 1996, there was no outstanding balance. During 1997, PLH paid $24,000 in interest expense related to this note. No such interest expense was incurred or paid during 1996.

  PLH participates in various benefit plans sponsored by Commonwealth and the related costs allocated to PLH are not significant.

  PLH has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumu-lative dividend equal to 8 1/2 percent per annum of the liquidation value of the preferred stock. PLH may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2008.

  During 1997, PLH paid ordinary cash dividends of $35,154,000 and paid an ex-traordinary cash dividend of $84,846,000 ($46,716,000 to CLLP and $73,284,000 to its common stock shareholders). During 1996, PLH paid ordinary cash divi-dends of $53,871,000 ($46,716,000 to CLLP and $7,155,000 to its common stock shareholders). Also during 1996, PLH paid an extraordinary cash dividend of $71,129,000 to its common stock shareholders.

  On December 23, 1996, PLH made a capital contribution of its home office data center with a book value of $4,657,000 to VLIC.

  Commonwealth provides general management, advisory, legal and other general services to PLH. Diversified Financial Products, Inc., (DFP), formerly Providian Capital Management, Inc., an affiliate, provides investment manage-ment services to PLH along with marketing and administrative services for PLH's accumulation business.

6. REINSURANCE

  Certain premiums and benefits are assumed from and ceded to nonaffiliated insurance companies under various reinsurance agreements. The ceded reinsur-ance agreements provide PLH with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  PLH's assumed and ceded reinsurance agreements with affiliated and nonaffiliated insurance companies reduced (increased) certain items in the ac-companying financial statements by the following amounts:

                                                           1997        1996
                                                        ----------  ----------
                                                           (IN THOUSANDS)
ASSUMED:
 Policy and contract liabilities*...................... $3,006,401  $3,040,667
 Claim reserves*.......................................     14,169      13,796
 Advance premiums*.....................................        908         928
 Unearned premium reserves*............................      6,697       7,273
CEDED:
 Benefits paid or provided.............................        743       1,512
 Commissions and expense allowances on reinsurance
  ceded................................................     (2,323)     (1,123)
 Other income-reserves on ceded business...............         17          39
 Policy and contract liabilities*......................      1,408       1,412
 Claim reserves*.......................................        682         392
 Advance premiums*.....................................          9          10
 Unearned premium reserves*............................         43          35

--------
*  At year end.

  For all long-duration contracts, the effect of reinsurance on life and annu-ity premiums earned in 1997 and 1996 was as follows:

                                                                1997      1996
                                                              PREMIUMS  PREMIUMS
                                                               EARNED    EARNED
                                                              --------  --------
                                                               (IN THOUSANDS)
      Direct................................................. $168,988  $162,087
      Assumed................................................  238,181   180,812
      Ceded..................................................     (608)      187
                                                              --------  --------
      Net.................................................... $406,561  $343,086
                                                              ========  ========

  For all short-duration contracts, the effect of all reinsurance agreements on accident and health premiums written and earned in 1997 and 1996 was as follows:

                                           1997 PREMIUMS       1996 PREMIUMS
                                         ------------------  ------------------
                                         WRITTEN    EARNED   WRITTEN    EARNED
                                         --------  --------  --------  --------
                                                   (IN THOUSANDS)
Direct.................................. $ 84,959  $ 84,959  $ 92,721  $ 92,721
Assumed.................................   61,427    61,427    63,960    63,960
Ceded...................................   (1,673)   (1,673)   (1,688)   (1,688)
                                         --------  --------  --------  --------
Net..................................... $144,713  $144,713  $154,993  $154,993
                                         ========  ========  ========  ========

  Amounts payable or recoverable for reinsurance on paid or unpaid life and health claims are not subject to periodic or maximum limits. At December 31, 1997, PLH reinsurance recoverables are not material and no individual rein-surer owed PLH an amount equal to or greater than 3% of PLH's surplus.

  PLH remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

7. LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES

  The withdrawal provisions of PLH's annuity reserves and deposit fund liabil-ities at December 31, 1997 are summarized as follows:

                                 AMOUNT   PERCENT
                               ---------- -------
                                 (IN THOUSANDS)
   Subject to discretionary
    withdrawal (with
    adjustment):
     With market value
      adjustment.............  $1,360,368   15.0%
     At book value less
      surrender charge.......     385,683    4.2%
     At market value.........   3,519,863   38.7%
                               ----------  -----
                                5,265,914   57.9%
   Subject to discretionary
    withdrawal (without
    adjustment)
    at book value with
    minimal or no charge or
    adjustment...............   1,691,979   18.6%
   Not subject to
    discretionary withdrawal.   2,134,391   23.5%
                               ----------  -----
   Total annuity reserves and
    deposit fund liabilities
    before reinsurance.......   9,092,284  100.0%
                                           =====
   Less reinsurance..........         --
                               ----------
   Net annuity reserves and
    deposit fund
    liabilities*.............  $9,092,284
                               ==========

--------
* Includes $3,521,516,000 of annuities reported in PLH's separate account li-abilities. The remaining balance, $5,570,768,000 is included in aggregate policy reserves and policyholder contract deposits in the accompanying bal-ance sheet.

  The above amount subject to discretionary withdrawal with market value ad-justment includes approximately $862,931,000 at December 31, 1997 of floating rate GIC liabilities with credited rates that vary in response to changes in stipulated indexes and which self-adjust in response to market changes making their market value and book value essentially equal.

  As of December 31, 1997, PLH had $114,171,000 of insurance in force, and re-lated policy reserves of $559,000, for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Missouri.

8. SEPARATE ACCOUNTS

  Separate accounts held by PLH represent funds held for individual policy-holders. The separate accounts do not have any minimum guarantees and the in-vestment risks associated with market value changes are borne entirely by the policyholder. The assets in the separate accounts, carried at estimated fair value, consist of common stocks, mortgage loans, long-term bonds and cash. During 1997, PLH made a capital contribution of $26,362,000 to the separate accounts. At December 31, 1997, the fair value of this capital contribution was $28,748,000 which is included in the separate account assets but is ex-cluded from the corresponding liabilities. No such capital contributions were made during 1996.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  Information regarding the separate accounts of PLH as of and for the year ended December 31, 1997 is as follows:

                                             NONINDEXED
                                             GUARANTEED     NON-
                                            MORE THAN 4% GUARANTEED   TOTAL
                                            ------------ ---------- ----------
                                                      (IN THOUSANDS)
   Premiums, deposits and other
    considerations.........................   $  3,481   $  781,075 $  784,556
                                              ========   ========== ==========
   Separate account liabilities*...........   $166,241   $3,376,067 $3,542,308
                                              ========   ========== ==========
   Reserves for separate accounts by
    withdrawal characteristics:
     Subject to discretionary withdrawal
      (with adjustment):
       With market value adjustment........   $166,241   $      --  $  166,241
       At market value.....................        --     3,376,067  3,376,067
                                              --------   ---------- ----------
   Total separate account liabilities......   $166,241   $3,376,067 $3,542,308
                                              ========   ========== ==========

--------
* Separate account liabilities are exclusive of $1,996,000 which represents amounts due to the general account net of other amounts payable as of De-cember 31, 1997.

  A reconciliation of the amounts transferred to and from PLH's separate ac-counts for the year ended December 31, 1997 is presented below (in thousands):

      Transfers as reported in the Summary of Operations of
       PLH's Separate Accounts Annual Statement:
        Transfers to separate accounts................................ $784,931
        Transfers from separate accounts.............................. (189,627)
                                                                       --------
      Net transfers to separate accounts..............................  595,304
                                                                       --------
      Reconciling adjustments:
        Fees paid to external fund manager............................    2,311
        Transfers to modified separate account........................    2,018
                                                                       --------
                                                                          4,329
                                                                       --------
      Transfers as reported in the Summary of Operations
       of PLH's Life, Accident & Health Annual Statement.............. $599,633
                                                                       ========

9. DEFERRED AND UNCOLLECTED PREMIUMS

  Deferred and uncollected accident and health and life insurance premiums and annuity considerations as of December 31, 1997 were as follows:

                                                                         NET OF
      TYPE                                                GROSS  LOADING LOADING
      ----                                               ------- ------- -------
                                                             (IN THOUSANDS)
      Ordinary new...................................... $ 2,975 $ 2,161 $   814
      Ordinary renewal..................................  18,330   5,589  12,741
                                                         ------- ------- -------
      Total ordinary....................................  21,305   7,750  13,555
                                                         ------- ------- -------
      Group new business................................   2,399   1,440     959
      Group renewal.....................................  39,231  10,013  29,218
                                                         ------- ------- -------
      Total group.......................................  41,630  11,453  30,177
                                                         ------- ------- -------
      Total Life and annuity............................  62,935  19,203  43,732
      Accident and health...............................   2,696     --    2,696
                                                         ------- ------- -------
      Total............................................. $65,631 $19,203 $46,428
                                                         ======= ======= =======

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

10. CAPITAL AND SURPLUS AND STATUTORY RESTRICTIONS ON DIVIDENDS

  Life/Health insurance companies are subject to certain Risk-Based Capital
(RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, PLH meets the RBC requirements.

  PLH is subject to limitations, imposed by the state of Missouri, on the pay-ment of dividends to its parent company. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of PLH's statutory capital and surplus as of the preceding December 31, or (2) PLH's statutory net income for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maxi-mum payment which may be made in 1998, without prior regulatory approval, is $105,866,000.

11. CONTINGENCIES

  In the ordinary course of business, PLH is a defendant in litigation princi-pally involving insurance policy claims for damages, including compensatory and punitive damages. In the opinion of management, the outcome of such liti-gation will not result in a loss which would be material to PLH's financial position or results of operations.

12. FAIR VALUES OF FINANCIAL INSTRUMENTS

  The following methods and assumptions were used by PLH in estimating fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

   Bonds, Preferred Stocks and Common Stocks

    The fair values of bonds, preferred stocks and common stocks are gener-ally based on published quotations of the SVO of the NAIC. However, for certain investments, the SVO does not provide a value and PLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, values provided by outside broker confirmations or internally calculated estimates. The fair values of PLH's investments in bonds, pre-ferred stocks and common stocks are disclosed in Note 2.

   Mortgage Loans

    The fair values of commercial, residential and farm mortgage loans are estimated utilizing discounted cash flow calculations, using current market interest rates for loans with similar terms to borrowers of similar credit quality.

   Policy Loans

    The carrying values of policy loans reported in the accompanying balance sheets approximate their fair values.

   Cash, Short-Term Investments, Other Invested Assets and Deferred and Uncollected Premiums

    The carrying values of cash, short-term investments, other invested as-sets and deferred and uncollected premiums reported in the accompanying balance sheets approximate their fair values.

   Investment Contracts

    The fair values of floating rate guaranteed investment contracts approxi-mate their carrying values. The fair values of fixed rate guaranteed in-vestment contracts and investmenttype fixed annuity contracts are

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY estimated using discounted cash flow calculations, based on current inter-est rates for similar contracts. The fair values of variable annuity con-tracts are equal to their carrying values.

   Derivative Financial Instruments

    The fair values for derivative financial instruments are based on pricing models or formulas using current assumptions.

  The carrying values and fair values of PLH's investments in commercial, res-idential and farm mortgage loans are summarized as follows:

                                                            CARRYING     FAIR
                                                             VALUE      VALUE
                                                           ---------- ----------
                                                              (IN THOUSANDS)
      DECEMBER 31, 1997
      Commercial mortgages................................ $1,376,289 $1,423,046
      Residential mortgages...............................    797,525    806,891
      Farm mortgages......................................     95,693     99,515
                                                           ---------- ----------
                                                           $2,269,507 $2,329,452
                                                           ========== ==========
      DECEMBER 31, 1996
      Commercial mortgages................................ $1,565,534 $1,584,662
      Residential mortgages...............................  1,035,648  1,043,983
      Farm mortgages......................................     50,429     49,055
                                                           ---------- ----------
                                                           $2,651,611 $2,677,700
                                                           ========== ==========

  The carrying values and fair values of PLH's interest rate swap and forward-rate agreements are summarized as follows:

                                                                CARRYING  FAIR
                                                                 VALUE    VALUE
                                                                -------- -------
                                                                 (IN THOUSANDS)
      DECEMBER 31, 1997
      Interest rate swaps......................................  $  --   $18,417
      Forwards.................................................   1,927    1,927
                                                                 ------  -------
                                                                 $1,927  $20,344
                                                                 ======  =======
      DECEMBER 31, 1996
      Interest rate swaps......................................  $  --   $21,178
      Forwards.................................................     210      210
                                                                 ------  -------
                                                                 $  210  $21,388
                                                                 ======  =======

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

  The carrying values and fair values of PLH's liabilities for investment-type contracts are summarized as follows:

                                                           CARRYING     FAIR
                                                            VALUE      VALUE
                                                          ---------- ----------
                                                             (IN THOUSANDS)
      DECEMBER 31, 1997
      Fixed annuity contracts...........................  $2,922,910 $2,968,539
      Guaranteed investment contracts...................   1,770,902  1,781,897
      Variable annuity contracts *......................   3,542,308  3,542,308
                                                          ---------- ----------
                                                          $8,236,120 $8,292,744
                                                          ========== ==========
      DECEMBER 31, 1996
      Fixed annuity contracts...........................  $3,050,018 $3,097,631
      Guaranteed investment contracts...................   1,961,549  2,034,047
      Variable annuity contracts *......................   2,430,508  2,430,508
                                                          ---------- ----------
                                                          $7,442,075 $7,562,186
                                                          ========== ==========

--------
*Included in PLH's separate account liabilities.

  The fair values for PLH's insurance contracts other than investment con-tracts are not required to be disclosed. However, the fair values of liabili-ties under all insurance contracts are taken into consideration in PLH's over-all management of interest rate risk, such that PLH's exposure to changing in-terest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

13. YEAR 2000 (UNAUDITED)

  Commonwealth's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the Project) to review and analyze its information tech-nology and systems to determine if they are Year 2000 compatible. Commonwealth and PLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. Commonwealth and PLH do not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, Commonwealth and PLH have undertaken communications with their significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be re-solved with no material financial impact on Commonwealth and PLH.

  Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known un-til the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with ap-propriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete suc-cess. Notwithstanding the efforts or results of Commonwealth and PLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowl-edge or control.

                              FINANCIAL STATEMENTS

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                     Years ended December 31, 1997 and 1996
                      with Report of Independent Auditors

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                              FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                    CONTENTS

Report of Independent Auditors.............................................  F-3
Audited Financial Statements
Statements of Assets and Liabilities.......................................  F-4
Statements of Operations...................................................  F-5
Statements of Changes in Net Assets........................................  F-9
Notes to Financial Statements.............................................. F-13

                        REPORT OF INDEPENDENT AUDITORS

Contract Owners
Providian Life and Health Insurance Company Separate Account IV

  We have audited the accompanying statements of assets and liabilities of Providian Life and Health Insurance Company Separate Account IV (comprising the Money Market, High-Grade Bond, Balanced, Equity Index, Growth, Equity In-come, International, High Yield Bond, and Small Company Growth Subaccounts) as of December 31, 1997 and 1996, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to ex-press an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our proce-dures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Providian Life and Health Insurance Company Sepa-rate Account IV at December 31, 1997 and 1996, and the results of their opera-tions and changes in their net assets for the years then ended in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Louisville, Kentucky
April 24, 1998

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                      STATEMENTS OF ASSETS AND LIABILITIES

                                                       DECEMBER 31
                                              -----------------------------
                                                   1997           1996
                                              -------------- --------------
ASSETS
Investments:
 Money Market Portfolio (cost: $371,552,301
  and $307,822,346 in 1997 and 1996, respec-
  tively).................................... $  371,552,301 $  307,822,346
 High-Grade Bond Portfolio (cost:
  $195,869,365 and $138,952,194 in 1997 and
  1996, respectively)........................    201,054,285    139,742,432
 Balanced Portfolio (cost: $370,193,553 and
  $273,862,778 in 1997 and 1996, respective-
  ly)........................................    467,928,845    338,446,730
 Equity Index Portfolio (cost: $505,818,804
  and $315,174,642 in 1997 and 1996, respec-
  tively)....................................    729,598,787    428,230,285
 Growth Portfolio (cost: $341,690,303 and
  $234,271,695 in 1997 and 1996, respective-
  ly)........................................    456,227,268    300,148,377
 Equity Income Portfolio (cost: $227,326,165
  and $125,927,119 in 1997 and 1996, respec-
  tively)....................................    300,498,943    155,702,167
 International Portfolio (cost: $189,515,133
  and $148,121,109 in 1997 and 1996, respec-
  tively)....................................    200,158,929    165,699,331
 High Yield Bond Portfolio (cost: $92,864,429
  and $32,343,453 in 1997 and 1996, respec-
  tively)....................................     94,777,204     33,101,942
 Small Company Growth Portfolio (cost:
  $118,708,456 and $52,498,244 in 1997 and
  1996, respectively)........................    124,555,024     52,169,364
                                              -------------- --------------
TOTAL ASSETS.................................  2,946,351,586  1,921,062,974
LIABILITIES
 Amounts due to Providian Life and Health In-
  surance Company............................        732,313        592,319
 Amounts due to Vanguard Group, Inc..........         33,362        399,137
                                              -------------- --------------
NET ASSETS................................... $2,945,585,911 $1,920,071,518
                                              ============== ==============
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
 CONTRACT OWNERS
 Money Market Subaccount..................... $  371,527,944 $  307,756,483
 High-Grade Bond Subaccount..................    201,167,039    139,806,986
 Balanced Subaccount.........................    467,618,812    338,038,396
 Equity Index Subaccount.....................    729,189,185    427,833,751
 Growth Subaccount...........................    456,049,952    300,037,248
 Equity Income Subaccount....................    300,655,472    155,751,785
 International Subaccount....................    200,097,118    165,630,157
 High Yield Bond Subaccount..................     94,773,754     33,067,945
 Small Company Growth Subaccount.............    124,506,635     52,148,767
                                              -------------- --------------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
 CONTRACT OWNERS............................. $2,945,585,911 $1,920,071,518
                                              ============== ============== ===

See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1997

                                       HIGH-GRADE
                          MONEY MARKET    BOND      BALANCED   EQUITY INDEX    GROWTH
                          ------------ ----------- ----------- ------------ ------------
Investment income:
 Dividends..............  $ 19,306,003 $10,484,855 $35,601,558 $ 15,813,836 $ 15,526,501
Expenses:
 Mortality and expense
  risk and
  administrative
  charges...............     1,497,775     546,504   1,930,924    2,720,224    1,736,328
                          ------------ ----------- ----------- ------------ ------------
Net investment income...    17,808,228   9,938,351  33,670,634   13,093,612   13,790,173
Realized and unrealized
 gain on investments:
 Net realized gain from
  investment transac-
  tions:
  Proceeds from sales...   368,352,557  35,016,314  62,110,595  109,624,928   97,738,113
  Cost of investments
   sold.................   368,352,557  34,729,485  48,169,540   76,384,289   72,814,174
                          ------------ ----------- ----------- ------------ ------------
                                   --      286,829  13,941,055   33,240,639   24,923,939
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........           --    5,184,920  97,735,292  223,779,983  114,536,965
  At beginning of year..           --      790,238  64,583,952  113,055,643   65,876,682
                          ------------ ----------- ----------- ------------ ------------
                                   --    4,394,682  33,151,340  110,724,340   48,660,283
                          ------------ ----------- ----------- ------------ ------------
Net gain (loss) on in-
 vestments..............           --    4,681,511  47,092,395  143,964,979   73,584,222
                          ------------ ----------- ----------- ------------ ------------
Net increase in net as-
 sets resulting from op-
 erations...............  $ 17,808,228 $14,619,862 $80,763,029 $157,058,591 $ 87,374,395
                          ============ =========== =========== ============ ============


See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                      STATEMENT OF OPERATIONS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1997

                            EQUITY                  HIGH YIELD  SMALL COMPANY
                            INCOME    INTERNATIONAL    BOND        GROWTH        TOTAL
                          ----------- ------------- ----------- ------------- ------------
Investment income:
 Dividends..............  $10,992,886  $ 5,022,249  $ 5,623,214  $   451,706  $118,822,808
Expenses:
 Mortality and expense
  risk and
  administrative
  charges...............      707,575      893,949      244,438      367,526    10,645,243
                          -----------  -----------  -----------  -----------  ------------
Net investment income...   10,285,311    4,128,300    5,378,776       84,180   108,177,565
Realized and unrealized
 gain on investments:
 Net realized gain from
  investment transac-
  tions:
  Proceeds from sales...   41,039,734   62,512,538   26,595,851   41,279,050   844,269,680
  Cost of investments
   sold.................   31,551,150   56,758,783   26,145,087   39,290,754   754,195,819
                          -----------  -----------  -----------  -----------  ------------
                            9,488,584    5,753,755      450,764    1,988,296    90,073,861
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........   73,172,778   10,643,796    1,912,775    5,846,568   532,813,077
  At beginning of year..   29,775,048   17,578,222      758,488     (328,880)  292,089,393
                          -----------  -----------  -----------  -----------  ------------
                           43,397,730   (6,934,426)   1,154,287    6,175,448   240,723,684
                          -----------  -----------  -----------  -----------  ------------
Net gain (loss) on in-
 vestments..............   52,886,314   (1,180,671)   1,605,051    8,163,744   330,797,545
                          -----------  -----------  -----------  -----------  ------------
Net increase in net as-
 sets resulting from op-
 erations...............  $63,171,625  $ 2,947,629  $ 6,983,827  $ 8,247,924  $438,975,110
                          ===========  ===========  ===========  ===========  ============


See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996

                          MONEY MARKET HIGH-GRADE BOND  BALANCED   EQUITY INDEX   GROWTH
                          ------------ --------------- ----------- ------------ -----------
Investment income:
 Dividends..............  $13,160,444    $8,463,430    $23,855,951 $ 8,868,690  $13,349,352
Expenses:
 Mortality and expense
  risk and
  administrative
  charges...............    1,260,312       622,547      1,641,529   1,830,793    1,153,277
                          -----------    ----------    ----------- -----------  -----------
Net investment income...   11,900,132     7,840,883     22,214,422   7,037,897   12,196,075
Realized and unrealized
 gain (loss) on
 investments:
 Net realized gain
  (loss) from investment
  transactions:
  Proceeds from sales...  211,205,591    47,435,492     61,055,889  73,303,777   58,237,988
  Cost of investments
   sold.................  211,205,591    47,452,352     49,086,533  55,129,134   45,698,016
                          -----------    ----------    ----------- -----------  -----------
                                  --        (16,860)    11,969,356  18,174,643   12,539,972
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........          --        790,238     64,583,952 113,055,643   65,876,682
  At beginning of year..          --      4,663,027     53,529,152  65,347,825   36,959,812
                          -----------    ----------    ----------- -----------  -----------
                                  --     (3,872,789)    11,054,800  47,707,818   28,916,870
                          -----------    ----------    ----------- -----------  -----------
Net gain (loss) on
 investments............          --     (3,889,649)    23,024,156  65,882,461   41,456,842
                          -----------    ----------    ----------- -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........  $11,900,132    $3,951,234    $45,238,578 $72,920,358  $53,652,917
                          ===========    ==========    =========== ===========  ===========


See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                      STATEMENT OF OPERATIONS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1996

                                                                      SMALL COMPANY
                          EQUITY INCOME INTERNATIONAL HIGH YIELD BOND    GROWTH        TOTAL
                          ------------- ------------- --------------- ------------- ------------
Investment income:
 Dividends..............   $ 6,157,784   $ 5,582,345    $1,034,662     $  185,451   $ 80,658,109
Expenses:
 Mortality and expense
  risk and
  administrative
  charges...............       691,291       681,652        69,954        147,387      8,098,742
                           -----------   -----------    ----------     ----------   ------------
Net investment income...     5,466,493     4,900,693       964,708         38,064     72,559,367
Realized and unrealized
 gain (loss) on
 investments:
 Net realized gain
  (loss) from investment
  transactions:
  Proceeds from sales...    33,524,966    31,825,076     3,286,820     11,251,067    531,126,666
  Cost of investments
   sold.................    27,736,656    28,197,949     3,247,554     11,600,231    479,354,016
                           -----------   -----------    ----------     ----------   ------------
                             5,788,310     3,627,127        39,266       (349,164)    51,772,650
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........    29,775,048    17,578,222       758,488       (328,880)   292,089,393
  At beginning of year..    19,124,057     8,728,001           --             --     188,351,874
                           -----------   -----------    ----------     ----------   ------------
                            10,650,991     8,850,221       758,488       (328,880)   103,737,519
                           -----------   -----------    ----------     ----------   ------------
Net gain (loss) on
 investments............    16,439,301    12,477,348       797,754       (678,044)   155,510,169
                           -----------   -----------    ----------     ----------   ------------
Net increase (decrease)
 in net assets resulting
 from operations........   $21,905,794   $17,378,041    $1,762,462     $ (639,980)  $228,069,536
                           ===========   ===========    ==========     ==========   ============


See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1997

                                         HIGH-GRADE
                          MONEY MARKET      BOND        BALANCED    EQUITY INDEX     GROWTH
                          ------------  ------------  ------------  ------------  ------------
Balances at January 1,
 1997...................  $307,756,483  $139,806,986  $338,038,396  $427,833,751  $300,037,248
Increase in net assets
 resulting from
 operations:
 Net investment income..    17,808,228     9,938,351    33,670,634    13,093,612    13,790,173
 Net realized gain on
  investments...........           --        286,829    13,941,055    33,240,639    24,923,939
 Net unrealized
  appreciation
  (depreciation) of
  investments...........           --      4,394,682    33,151,340   110,724,340    48,660,283
                          ------------  ------------  ------------  ------------  ------------
Net increase in net
 assets resulting from
 operations.............    17,808,228    14,619,862    80,763,029   157,058,591    87,374,395
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............   217,903,756    32,631,602    59,455,811   120,636,984    91,041,141
 Transfers for
  terminations..........   (28,374,231)   (4,491,074)  (13,126,567)  (12,795,430)   (9,494,565)
 Transfers for annuity
  benefits..............      (779,602)      (49,233)     (523,938)     (390,044)     (198,384)
 Net transfers within
  Separate Account IV...  (142,786,690)   18,648,896     3,012,081    36,845,333   (12,709,883)
                          ------------  ------------  ------------  ------------  ------------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..    45,963,233    46,740,191    48,817,387   144,296,843    68,638,309
                          ------------  ------------  ------------  ------------  ------------
Net increase in net
 assets.................    63,771,461    61,360,053   129,580,416   301,355,434   156,012,704
                          ------------  ------------  ------------  ------------  ------------
Balances at December 31,
 1997...................  $371,527,944  $201,167,039  $467,618,812  $729,189,185  $456,049,952
                          ============  ============  ============  ============  ============


See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                STATEMENT OF CHANGES IN NET ASSETS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1997

                                                        HIGH YIELD   SMALL COMPANY
                          EQUITY INCOME  INTERNATIONAL     BOND         GROWTH          TOTAL
                          -------------  -------------  -----------  -------------  --------------
Balances at January 1,
 1997...................  $155,751,785   $165,630,157   $33,067,945  $ 52,148,767   $1,920,071,518
Increase in net assets
 resulting from
 operations:
 Net investment income..    10,285,311      4,128,300     5,378,776        84,180      108,177,565
 Net realized gain on
  investments...........     9,488,584      5,753,755       450,764     1,988,296       90,073,861
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    43,397,730     (6,934,426)    1,154,287     6,175,448      240,723,684
                          ------------   ------------   -----------  ------------   --------------
Net increase in net
 assets resulting from
 operations.............    63,171,625      2,947,629     6,983,827     8,247,924      438,975,110
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............    50,527,970     40,854,983    28,392,471    31,540,432      672,985,150
 Transfers for
  terminations..........    (5,838,000)    (6,329,735)   (2,299,685)   (2,012,223)     (84,761,510)
 Transfers for annuity
  benefits..............      (140,462)       455,782       (41,137)      (17,339)      (1,684,357)
 Net transfers within
  Separate Account IV...    37,182,554     (3,461,698)   28,670,333    34,599,074              --
                          ------------   ------------   -----------  ------------   --------------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..    81,732,062     31,519,332    54,721,982    64,109,944      586,539,283
                          ------------   ------------   -----------  ------------   --------------
Net increase in net
 assets.................   144,903,687     34,466,961    61,705,809    72,357,868    1,025,514,393
                          ------------   ------------   -----------  ------------   --------------
Balances at December 31,
 1997...................  $300,655,472   $200,097,118   $94,773,754  $124,506,635   $2,945,585,911
                          ============   ============   ===========  ============   ==============


See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1996

                          MONEY MARKET  HIGH-GRADE BOND   BALANCED    EQUITY INDEX     GROWTH
                          ------------  --------------- ------------  ------------  ------------
Balances at January 1,
 1996...................  $218,943,545   $125,374,146   $287,392,121  $294,449,996  $178,912,627
Increase (decrease) in
 net assets resulting
 from operations:
 Net investment income..    11,900,132      7,840,883     22,214,422     7,037,897    12,196,075
 Net realized gain
  (loss) on investments.           --         (16,860)    11,969,356    18,174,643    12,539,972
 Net unrealized
  appreciation
  (depreciation) of
  investments...........           --      (3,872,789)    11,054,800    47,707,818    28,916,870
                          ------------   ------------   ------------  ------------  ------------
Net increase (decrease)
 in net assets resulting
 from operations........    11,900,132      3,951,234     45,238,578    72,920,358    53,652,917
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............   157,597,760     28,246,069     41,426,503    73,583,170    60,643,110
 Transfers for
  terminations..........   (20,633,241)    (3,734,039)    (9,607,547)  (10,057,111)   (5,701,392)
 Transfers for annuity
  benefits..............      (248,748)        (2,021)      (138,974)       61,650        23,382
 Net transfers within
  Separate Account IV...   (59,802,965)   (14,028,403)   (26,272,285)   (3,124,312)   12,506,604
                          ------------   ------------   ------------  ------------  ------------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..    76,912,806     10,481,606      5,407,697    60,463,397    67,471,704
                          ------------   ------------   ------------  ------------  ------------
Net increase in net
 assets.................    88,812,938     14,432,840     50,646,275   133,383,755   121,124,621
                          ------------   ------------   ------------  ------------  ------------
Balances at December 31,
 1996...................  $307,756,483   $139,806,986   $338,038,396  $427,833,751  $300,037,248
                          ============   ============   ============  ============  ============


See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                STATEMENT OF CHANGES IN NET ASSETS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1996

                                                                        SMALL COMPANY
                          EQUITY INCOME  INTERNATIONAL  HIGH YIELD BOND    GROWTH         TOTAL
                          -------------  -------------  --------------- ------------- --------------
Balances at January 1,
 1996...................  $104,724,939   $ 95,133,312     $       --     $       --   $1,304,930,686
Increase (decrease) in
 net assets resulting
 from operations:
 Net investment income..     5,466,493      4,900,693         964,708         38,064      72,559,367
 Net realized gain
  (loss) on investments.     5,788,310      3,627,127          39,266       (349,164)     51,772,650
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    10,650,991      8,850,221         758,488       (328,880)    103,737,519
                          ------------   ------------     -----------    -----------  --------------
Net increase (decrease)
 in net assets resulting
 from operations........    21,905,794     17,378,041       1,762,462       (639,980)    228,069,536
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............    31,387,672     34,938,284       6,901,502     10,562,475     445,286,545
 Transfers for
  terminations..........    (3,446,687)    (4,009,584)       (156,080)      (386,129)    (57,731,810)
 Transfers for annuity
  benefits..............      (286,506)        79,822          27,956            --         (483,439)
 Net transfers within
  Separate Account IV...     1,466,573     22,110,282      24,532,105     42,612,401             --
                          ------------   ------------     -----------    -----------  --------------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..    29,121,052     53,118,804      31,305,483     52,788,747     387,071,296
                          ------------   ------------     -----------    -----------  --------------
Net increase in net
 assets.................    51,026,846     70,496,845      33,067,945     52,148,767     615,140,832
                          ------------   ------------     -----------    -----------  --------------
Balances at December 31,
 1996...................  $155,751,785   $165,630,157     $33,067,945    $52,148,767  $1,920,071,518
                          ============   ============     ===========    ===========  ==============


See accompanying notes.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

1. ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

  Providian Life and Health Insurance Company Separate Account IV (the "Sepa-rate Account") is a separate account of Providian Life and Health Insurance Company ("PLH"), and is registered as a unit investment trust under the In-vestment Company Act of 1940, as amended. The Separate Account was established for the purpose of funding variable annuity contracts issued by PLH.

  Prior to June 10, 1997, PLH was an indirect, wholly owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of PLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving cor-poration in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

  As of December 31, 1997, the Separate Account has nine subaccounts which in-vest exclusively in shares of a corresponding portfolio of the Vanguard Vari-able Insurance Fund (the "Fund"), an open-end diversified investment company offered by The Vanguard Group, Inc. ("Vanguard").

  The portfolios available in the Fund as of December 31, 1997 are as follows:

  VANGUARD VARIABLE INSURANCE FUND
  Money Market Portfolio
  High-Grade Bond Portfolio
  Balanced Portfolio
  Equity Index Portfolio
  Growth Portfolio
  Equity Income Portfolio
  International Portfolio
  High Yield Bond Portfolio
  Small Company Growth Portfolio

  Each portfolio has different investment objectives and policies as outlined in the prospectus of the Separate Account. There is no assurance that a port-folio will achieve its stated investment objective.

  The contract owner's initial premium is automatically allocated to the Money Market Subaccount until the end of the free look period (typically ten days or, in certain instances, 30 days or more). Subsequent to the free look period and a five day grace period, a contract owner may allocate all or a portion of the initial premium and additional premiums, if any, to one or more subaccounts of the Separate Account.

INVESTMENTS

  The Separate Account purchases shares of the portfolios at net asset value in connection with premium payments allocated to the subaccounts in accordance with contract owners' directions and redeems shares of the portfolios to proc-ess transfers and to meet policy contract obligations. Gains and losses re-sulting from the redemption of shares are computed on the basis of average cost. Investment transactions are recorded on the trade dates.

  All dividends and capital gains earned on the portfolios are reinvested in the portfolios and are reflected in the unit values of the subaccounts of the Separate Account.

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


  Investments in the portfolios are valued at market which is calculated daily on each day the New York Stock Exchange is open for trading. Income and both realized and unrealized gains or losses from assets of each subaccount will be credited to, or charged against, that subaccount without regard to income, gains or losses from any other subaccount of the Separate Account or arising out of any other business PLH may conduct.

  The contract's accumulated value varies with the investment performance of the corresponding portfolios. Investment results are not guaranteed by the Sep-arate Account or PLH.

  Although the assets in the Separate Account are the property of PLH, the as-sets in the Separate Account attributable to the contracts cannot be used to discharge the liabilities arising out of any other business which PLH may con-duct. The assets of the Separate Account are available to cover the general li-abilities of PLH only to the extent that the Separate Account's assets exceed its liabilities under the contracts.

2. INVESTMENTS

  The following is a summary of shares and amounts outstanding for each of the respective portfolios as of December 31, 1997 and 1996:

                                                DECEMBER 31, 1997
                                  ----------------------------------------------
PORTFOLIO                             SHARES      NET ASSET VALUE   FAIR VALUE
---------                         --------------- --------------- --------------
Money Market..................... 371,552,301.070     $ 1.00      $  371,552,301
High-Grade Bond..................  18,790,120.093      10.70         201,054,285
Balanced.........................  27,525,226.176      17.00         467,928,845
Equity Index.....................  28,701,761.880      25.42         729,598,787
Growth...........................  21,121,632.778      21.60         456,227,268
Equity Income....................  16,001,008.679      18.78         300,498,943
International....................  15,576,570.350      12.85         200,158,929
High Yield Bond..................   8,949,688.763      10.59          94,777,204
Small Company Growth.............  11,364,509.489      10.96         124,555,024
                                                                  --------------
                                                                  $2,946,351,586
                                                                  ==============

                                                DECEMBER 31, 1996
                                  ----------------------------------------------
PORTFOLIO                             SHARES      NET ASSET VALUE   FAIR VALUE
---------                         --------------- --------------- --------------
Money Market..................... 307,822,345.890     $ 1.00      $  307,822,346
High-Grade Bond..................  13,398,123.884      10.43         139,742,432
Balanced.........................  22,548,083.271      15.01         338,446,730
Equity Index.....................  21,904,362.398      19.55         428,230,285
Growth...........................  16,967,121.386      17.69         300,148,377
Equity Income....................  10,664,532.007      14.60         155,702,167
International....................  13,006,226.890      12.74         165,699,331
High Yield Bond..................   3,204,447.399      10.33          33,101,942
Small Company Growth.............   5,372,746.072       9.71          52,169,364
                                                                  --------------
                                                                  $1,921,062,974
                                                                  ==============

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


  The aggregate cost of shares purchased during the years ended December 31, 1997 and 1996 for each of the respective portfolios is as follows:

                                                          1997          1996
                                                     -------------- ------------
Money Market........................................ $  432,082,512 $301,289,330
High-Grade Bond.....................................     91,646,656   65,756,574
Balanced............................................    144,500,315   88,846,647
Equity Index........................................    267,028,451  140,971,704
Growth..............................................    180,232,782  137,965,542
Equity Income.......................................    132,950,196   68,234,485
International.......................................     98,152,807   89,893,236
High Yield Bond.....................................     86,666,063   35,591,007
Small Company Growth................................    105,500,966   64,098,475
                                                     -------------- ------------
                                                     $1,538,760,748 $992,647,000
                                                     ============== ============

3. FEDERAL INCOME TAXES

  Operations of the Separate Account are included in the federal income tax re-turn of PLH, which is taxed as a life insurance company under the Internal Rev-enue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Sepa-rate Account.

4. ADVISORY AND SERVICE FEES

  Vanguard furnishes corporate management, administrative, marketing and dis-tribution services. Additionally, Vanguard furnishes investment advisory serv-ices to certain Funds' portfolios. The net asset value of the portfolios is net of the advisory and service fees.

5. EXPENSES

  An annual charge is deducted from the unit values of the subaccounts of the Separate Account for PLH's assumption of certain mortality and expense risks incurred in connection with the contract and for the cost of administering the contract. It is assessed daily based on the Fund's combined net assets attrib-utable to the Separate Account and Separate Account B of First Providian Life and Health Insurance Company ("FPLH"), an affiliate of PLH. For the year ended December 31, 1995 and through April 29, 1996, the annual rate on the first $500 million of combined net assets in the Fund was .45% and was .40% on the next $250 million of combined net assets in the Fund. This charge was reduced in various increments to .30% on combined net assets in the Fund in excess of $1.5 billion. Effective April 30, 1996 and through November 30, 1997, the annual rate changed to .375% on the first $1.5 billion of combined net assets in the Fund and is reduced to .30% of combined net assets in the Fund in excess of $1.5 billion. Effective December 1, 1997, the annual rate changed to .30% on the first $2.5 billion of combined net assets in the Fund, is reduced to .28% of combined net assets in the Fund over $2.5 billion and up to $5 billion, and is further reduced to .27% of combined net assets in the Fund in excess of $5 billion.

  For the years ended December 31, 1997 and 1996, the effective annual rate for this mortality and expense charge was .33% and .37%, respectively, and the to-tal charge was $8,334,397 and $5,928,086, respectively.

  In addition, an annual administrative charge of .10% is deducted from the unit values of the subaccounts of the Separate Account. This charge is assessed daily by Vanguard, based on the net assets attributable to the Separate Account and Separate Account B of FPLH. Additionally, an annual maintenance fee of $25 per contract

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is de-ducted proportionately from the contract's accumulated value. These deductions represent reimbursement to Vanguard for the costs expected to be incurred for issuing and maintaining each contract and the Separate Account. The total of these costs for the years ended December 31, 1997 and 1996 was $2,310,846 and $2,170,656, respectively.

6. CONTRACT OWNER TRANSACTIONS

  Transactions with contract owners during 1997 and 1996 and end of period val-ues for each of the respective subaccounts were as follows:

                                1997               1996
                          -----------------  -----------------
MONEY MARKET
Outstanding units at be-
 ginning of period.......   246,219,368.636    183,867,044.733
Issuance of units........   322,738,113.296    234,989,691.634
Redemption of units......  (286,144,342.815)  (172,637,367.731)
                          -----------------  -----------------
Outstanding units at end
 of period...............   282,813,139.117    246,219,368.636
                          =================  =================
End of period:
 Unit value.............. $        1.313687  $        1.249928
                          =================  =================
 Subaccount value........ $     371,527,944  $     307,756,483
                          =================  =================
HIGH-GRADE BOND
Outstanding units at be-
 ginning of period.......     9,394,532.242      8,684,285.622
Issuance of units........     5,251,505.755      3,980,774.263
Redemption of units......    (2,242,639.315)    (3,270,527.643)
                          -----------------  -----------------
Outstanding units at end
 of period...............    12,403,398.682      9,394,532.242
                          =================  =================
End of period:
 Unit value.............. $       16.218703  $       14.881740
                          =================  =================
 Subaccount value........ $     201,167,039  $     139,806,986
                          =================  =================
BALANCED
Outstanding units at be-
 ginning of period.......    17,306,951.811     17,020,904.719
Issuance of units........     4,994,533.368      3,631,390.249
Redemption of units......    (2,773,302.669)    (3,345,343.157)
                          -----------------  -----------------
Outstanding units at end
 of period...............    19,528,182.510     17,306,951.811
                          =================  =================
End of period:
 Unit value.............. $       23.945844  $       19.531943
                          =================  =================
 Subaccount value........ $     467,618,812  $     338,038,396
                          =================  =================
EQUITY INDEX
Outstanding units at be-
 ginning of period.......    19,360,323.938     16,292,023.678
Issuance of units........     9,635,037.119      6,659,468.353
Redemption of units......    (4,109,141.256)    (3,591,168.093)
                          -----------------  -----------------
Outstanding units at end
 of period...............    24,886,219.801     19,360,323.938
                          =================  =================
End of period:
 Unit value.............. $       29.300922  $       22.098481
                          =================  =================
 Subaccount value........ $     729,189,185  $     427,833,751
                          =================  =================

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                                    1997             1996
                                               ---------------  ---------------
GROWTH
Outstanding units at beginning of period......  15,744,328.753   11,856,793.774
Issuance of units.............................   7,615,399.753    7,257,192.909
Redemption of units...........................  (4,384,827.134)  (3,369,657.930)
                                               ---------------  ---------------
Outstanding units at end of period............  18,974,901.372   15,744,328.753
                                               ===============  ===============
End of period:
 Unit value................................... $     24.034378  $     19.056846
                                               ===============  ===============
 Subaccount value............................. $   456,049,952  $   300,037,248
                                               ===============  ===============
EQUITY INCOME
Outstanding units at beginning of period......   9,259,727.052    7,354,576.945
Issuance of units.............................   6,180,595.097    4,071,632.986
Redemption of units...........................  (2,079,556.812)  (2,166,482.879)
                                               ---------------  ---------------
Outstanding units at end of period............  13,360,765.337    9,259,727.052
                                               ===============  ===============
End of period:
 Unit value................................... $     22.502863  $     16.820343
                                               ===============  ===============
 Subaccount value............................. $   300,655,472  $   155,751,785
                                               ===============  ===============
INTERNATIONAL
Outstanding units at beginning of period......  12,435,392.012    8,146,285.194
Issuance of units.............................   6,519,817.190    6,779,070.277
Redemption of units...........................  (4,358,523.547)  (2,489,963.459)
                                               ---------------  ---------------
Outstanding units at end of period............  14,596,685.655   12,435,392.012
                                               ===============  ===============
End of period:
 Unit value................................... $     13.708394  $     13.319255
                                               ===============  ===============
 Subaccount value............................. $   200,097,118  $   165,630,157
                                               ===============  ===============
HIGH YIELD BOND
Outstanding units at beginning of period......   3,041,910.125              --
Issuance of units.............................   7,081,022.117    3,355,401.631
Redemption of units...........................  (2,312,982.643)    (313,491.506)
                                               ---------------  ---------------
Outstanding units at end of period............   7,809,949.599    3,041,910.125
                                               ===============  ===============
End of period:
 Unit value................................... $     12.135002  $     10.870783
                                               ===============  ===============
 Subaccount value............................. $    94,773,754  $    33,067,945
                                               ===============  ===============
SMALL COMPANY GROWTH
Outstanding units at beginning of period......   5,362,364.247              --
Issuance of units.............................   9,916,890.076    6,547,047.130
Redemption of units...........................  (3,929,423.425)  (1,184,682.883)
                                               ---------------  ---------------
Outstanding units at end of period............  11,349,830.898    5,362,364.247
                                               ===============  ===============
End of period:
 Unit value................................... $     10.969911  $      9.724958
                                               ===============  ===============
 Subaccount value............................. $   124,506,635  $    52,148,767
                                               ===============  ===============

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


7. NET ASSETS

  Net assets at December 31, 1997 for each of the respective subaccounts are summarized in the following tables:

                                        HIGH-GRADE
                          MONEY MARKET     BOND       BALANCED   EQUITY INDEX    GROWTH
                          ------------ ------------ ------------ ------------ ------------
Contract owner transac-
 tions..................  $321,352,750 $159,543,079 $252,642,396 $404,486,174 $269,992,819
Accumulated net
 investment income......    50,175,194   36,400,799   85,156,223   36,267,154   29,813,011
Accumulated net realized
 gain on investments....           --        38,241   32,084,902   64,655,874   41,707,157
Net unrealized apprecia-
 tion on investments....           --     5,184,920   97,735,291  223,779,983  114,536,965
                          ------------ ------------ ------------ ------------ ------------
                          $371,527,944 $201,167,039 $467,618,812 $729,189,185 $456,049,952
                          ============ ============ ============ ============ ============

                                                      HIGH YIELD  SMALL COMPANY
                          EQUITY INCOME INTERNATIONAL    BOND        GROWTH         TOTAL
                          ------------- ------------- ----------- ------------- --------------
Contract owner transac-
 tions..................  $189,615,522  $169,067,081  $86,027,465 $116,898,691  $1,969,625,977
Accumulated net invest-
 ment income............    22,588,172    10,037,572    6,343,484      122,244     276,903,853
Accumulated net realized
 gain on investments....    15,279,000    10,348,669      490,030    1,639,132     166,243,005
Net unrealized apprecia-
 tion on investments....    73,172,778    10,643,796    1,912,775    5,846,568     532,813,076
                          ------------  ------------  ----------- ------------  --------------
                          $300,655,472  $200,097,118  $94,773,754 $124,506,635  $2,945,585,911
                          ============  ============  =========== ============  ==============

8. YEAR 2000 (UNAUDITED)

  CGC's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. CGC and PLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. CGC and PLH do not expect this Project to have a significant effect on opera-tions. However, to mitigate the effect of outside influences upon the success of the Project, CGC and PLH have undertaken communications with their signifi-cant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on CGC and PLH.

  Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with ap-propriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete suc-cess. Notwithstanding the efforts or results of CGC and PLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowledge or control.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS
  Part A None

  Part B Audited Financial Statement
         Providian Life & Health Insurance Company Separate Account IV

         Years ended December 31, 1997 and 1996 with Report of Independent Au-ditors/8/

         Audited Financial Statements--Statutory-Basis
         Providian Life & Health Insurance Company

         Years ended December 31, 1997 and 1996 with Report of Independent Au-ditors/8/

  Part C None

   (B) EXHIBITS
   (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Ac-count./4/
   (2) Not Applicable.
   (3) Not Applicable.
   (4) Form of variable annuity contract/5/
   (5) Form of application/5/
   (6) (a) Articles of Incorporation of National Home/1/
       (b) Amendment to Articles of Incorporation of National Home/2/
       (c) Amended and Restated Articles of Incorporation of National Home/3/
   (7) Not applicable.
   (8) (a) Participation Agreement for the Vanguard Variable Insurance Fund/6/
       (b) First Amendment to Participation, Market Consulting and Administra-tion Agreement/7/

       (c) Administration Service Agent/8/
   (9) (a) Opinion and Consent of Counsel/8/
       (b) Consent of Counsel/8/
  (10) Consent of Independent Auditors/8/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.
  (13) Performance computation/7/
  (14) Not applicable.
--------
/1/ Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.
/2/ Incorporated by reference from Post-Effective Amendment No. 3 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count II, File No. 33-7033.
/3/ Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.
/4/ Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.
/5/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.
/6/ Incorporated by reference from Post-Effective Amendment No. 1 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count IV, File No. 33-36073.
/7/ Incorporated by reference from Post-Effective Amendment No. 6 to Registra-tion Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.

/8/ Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

       NAME AND PRINCIPAL                     POSITIONS AND OFFICES
       BUSINESS ADDRESS*                          WITH DEPOSITOR
       ------------------                     ---------------------
 Bart Herbert, Jr. ............. President
 Edward A. Biemer............... Senior Vice President
 Thomas P. Bowie................ Senior Vice President
 G. Douglas Mangum, Jr. ........ Senior Vice President
 William L. Busler.............. Executive Vice President
 Martha A. McConnell............ Treasurer
 Brian Alford................... Vice President
 Nathan C. Anguiano............. Vice President & Assistant Treasurer
 Frank A. Camp.................. Vice President & Division General Counsel
 Brenda K. Clancy............... Vice President
 Michele M. Coan................ Vice President
 Jane A. Coyne.................. Vice President
 Karen H. Fleming............... Vice President
 Carolyn M. Johnson............. Vice President
 Michael F. Lane................ Vice President
                                 Vice President, Secretary and Associate General
 Susan E. Martin................  Counsel
 John A. Mazzuca................ Vice President
 Daniel C. Mohwinkel............ Vice President
 Thomas B. Nesspor.............. Vice President
 Maureen E. Nielsen............. Vice President
 Larry N. Norman................ Vice President
 G. Eric O'Brien................ Vice President
 Daniel H. Odum................. Vice President
 John C. Prestwood, Jr. ........ Vice President and Actuary
 Frank J. Rosa.................. Vice President
 Douglas A. Sarcia.............. Vice President
 Gary H. Scott.................. Vice President
 Brian A. Smith................. Vice President
 Colleen M. Tobiason............ Vice President
 William A. Waldie, Jr. ........ Vice President
 Michael A. Wapp................ Vice President
 Ronald L. Ziegler.............. Vice President & Actuary
 Janice Boehmler................ Assistant Vice President
 Michael A. Cioffi.............. Assistant Vice President & Qualified Actuary
 Kimberly A. Cushing............ Assistant Vice President
 Mary Ellen Fahringer........... Assistant Vice President
 JoAnn Herndon.................. Assistant Vice President
 Patricia A. Lukacs............. Assistant Vice President
 William R. Maurer.............. Assistant Vice President
 Robert E. Payne................ Assistant Vice President
 Teresa L. Stolba............... Assistant Vice President
 Harvey Waite................... Assistant Vice President
 Cliford W. Flenniken........... Assistant Treasurer
 William C. White, IV........... Assistant Treasurer
 Paul J. Lukacs................. Assistant Controller
 Joseph C. Noone................ Assistant Controller
 Amy E. Anders.................. Second Vice President
 George E. Claiborne, Jr. ...... Second Vice President
 Cindy L. Chanley............... Second Vice President
 Marvin A. Johnson.............. Second Vice President
 Anne M. Spaes.................. Second Vice President
 David L. Blankenship........... Second Vice President/Investments
 C. Ray Brewer.................. Second Vice President/Investments
 Kirk W. Buese.................. Second Vice President/Investments
 William S. Cook................ Second Vice President/Investments
 Deborah A. Dias................ Second Vice President/Investments
 Lee W. Eastland................ Second Vice President/Investments
 Donald E. Flynn................ Second Vice President/Investments

         NAME AND PRINCIPAL                       POSITIONS AND OFFICES
         BUSINESS ADDRESS*                            WITH DEPOSITOR
         ------------------                       ---------------------
 Donald E. Flynn.................... Second Vice President/Investments
 Eric B. Goodman.................... Second Vice President/Investments
 M. Josette Goulet.................. Second Vice President/Investments
 James Grant........................ Second Vice President/Investments
 David R. Halfpap................... Second Vice President/Investments
 Robert L. Hansen................... Second Vice President/Investments
 Donna L. Heitzman.................. Second Vice President/Investments
 David W. Hopewell.................. Second Vice President/Investments
 Frederick B. Howard................ Second Vice President/Investments
 Claudia Jackson.................... Second Vice President/Investments
 Jon D. Kettering................... Second Vice President/Investments
 Tim Kuussalo....................... Second Vice President/Investments
 James D. MacKinnon................. Second Vice President/Investments
 Jeffrey T. McGlaun................. Second Vice President/Investments
 Paul D. Mier....................... Second Vice President/Investments
 Thomas L. Nordstrom................ Second Vice President/Investments
 Ralph M. O'Brien................... Second Vice President/Investments
 Douglas H. Owen, Jr. .............. Second Vice President/Investments
 Dennis Roland...................... Second Vice President/Investments
 James D. Ross...................... Second Vice President/Investments
 J. Alan Schork..................... Second Vice President/Investments
 Lindsay Schumacher................. Second Vice President/Investments
 Michael B. Shaffer................. Second Vice President/Investments
 Clifford Sheets.................... Second Vice President/Investments
 Michael B. Simpson................. Second Vice President/Investments
 Jon L. Skaggs...................... Second Vice President/Investments
 Elizabeth A. Smedley............... Second Vice President/Investments
 Michael S. Smith................... Second Vice President/Investments
 Donna J. Spalding.................. Second Vice President/Investments
 Robert T. Stanley.................. Second Vice President/Investments
 Bradley L. Stofferahn.............. Second Vice President/Investments
 Randall K. Waddell................. Second Vice President/Investments
 Marcia Weiland..................... Second Vice President/Investments
 Tammy C. Wetterer.................. Second Vice President/Investments
 Kim A. Bivins...................... Second Vice President/Special Markets
 Gregory Lee Chapman................ Second Vice President/Special Markets
 Lisa L. Patterson.................. Second Vice President/Special Markets
 Rhonda L. Pritchett................ Second Vice President/Special Markets
 Thomas E. Walsh.................... Second Vice President/Special Markets
 Harvey Willis...................... Second Vice President/Special Markets
 Edward P. Reiter................... Second Vice President & Assistant Secretary
 L. Jude Clark...................... Assistant Secretary
 Colleen S. Lyons................... Assistant Secretary
 Mary Ann Malinyak.................. Assistant Secretary
 John F. Reesor..................... Assistant Secretary
 Mary L. Schaefer................... Assistant Secretary
 Kimberly A. Scouller............... Assistant Secretary
 R. Michael Slaven.................. Assistant Secretary
 Craig D. Vermie.................... Assistant Secretary
 Carolyn Wetterer................... Assistant Secretary
 Nancy E. Partington................ Advertising Compliance Officer
 James T. Bradley................... Product Compliance Officer

DIRECTORS:

Susan E. Martin                    Douglas A. Sarcia
John C. Prestwood, Jr.             Brian A. Smith
Bart Herbert, Jr.                  Thomas B. Nesspor
Jay H. Berman                      Craig D. Vermie
G. Douglas Mangum, Jr.

-------

* The business address of each director and officer of Providian Life & Health Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355, 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, Providian Life & Health Insurance Company, is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of Providian Life & Health Insurance Company.
 The following chart indicates the persons controlled by or under common con-trol with Providian Life & Health Insurance Company.

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
AEGON N.V.                Netherlands     53.63% of Vereniging   Holding company
                          Corporation      AEGON Netherlands
                                           Membership
                                           Association
Groninger Financieringen  Netherlands     100% of AEGON N.V.     Holding company
 B.V.                     Corporation      Netherlands
                                           Corporation
AEGON Netherland N.V.     Netherlands     100% of AEGON N.V.     Holding company
                          Corporation      Netherlands
                                           Corporation
AEGON Nevak Holding B.V.  Netherlands     100% of AEGON N.V.     Holding company
                          Corporation      Netherlands
                                           Corporation
AEGON International N.V.  Netherlands     100% of AEGON N.V.     Holding company
                          Corporation      Netherlands
                                           Corporation
Voting Trust Trustees:    Delaware                               Voting Trust
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch
AEGON U.S. Holding        Delaware        100% of Voting Trust   Holding company
 Corporation
Short Hills Management    New Jersey      100% of AEGON U.S.     Holding company
 Company                                   Holding Corporation
CORPA Reinsurance         New York        100% of AEGON U.S.     Holding company
 Company                                   Holding Corporation
AEGON Management Company  Indiana         100% of AEGON U.S.     Holding company
                                           Holding Corporation
RCC North America Inc.    Delaware        100% of AEGON U.S.     Holding company
                                           Holding Corporation
AEGON USA, Inc.           Iowa            100% of AEGON U.S.     Holding company
                                           Holding Corporation
AUSA Holding Company      Maryland        100% AEGON USA, Inc.   Holding company
Monumental General        Maryland        100% AUSA Holding Co.  Holding company
 Insurance Group, Inc.
Trip Mate Insurance       Kansas          100% Monumental        Sale/admin. of travel
 Agency, Inc.                              General Insurance      insurance
                                           Group, Inc.
Monumental General        Maryland        100% Monumental        Provides management
 Administrators, Inc.                      General Insurance      srvcs. to unaffiliated
                                           Group, Inc.            third party
                                                                  administrator
Executive Management and  Maryland        100% Monumental        Provides actuarial
 Consultant                                General                consulting services
 Services, Inc.                            Administrators, Inc.

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------            --------
Monumental General Mass   Maryland        100% Monumental         Marketing arm for sale of
 Marketing, Inc.                           General Insurance       mass marketed insurance
                                           Group, Inc.             coverages
Diversified Investment    Delaware        100% AUSA Holding Co.   Registered investment
 Advisors, Inc.                                                    advisor
Diversified Investors     Delaware        100% Diversified        Broker-Dealer
 Securities Corp.                          Investment Advisors,
                                           Inc.
AEGON USA Securities,     Iowa            100% AUSA Holding Co.   Broker-Dealer
 Inc.
Supplemental Ins.         Tennessee       100% AUSA Holding Co.   Insurance
 Division, Inc.
Creditor Resources, Inc.  Michigan        100% AUSA Holding Co.   Credit insurance
CRC Creditor Resources    Canada          100% Creditor           Insurance agency
 Canadian Dealer Network                   Resources, Inc.
 Inc.
AEGON USA Investment      Iowa            100% AUSA Holding Co.   Investment advisor
 Management, Inc.
AEGON USA Realty          Iowa            100% AUSA Holding Co.   Provides real estate
 Advisors, Inc.                                                    administrative and real
                                                                   estate investment
                                                                   services
Quantra Corporation       Delaware        100% AEGON USA Realty   Real estate and financial
                                           Advisors, Inc.          software production and
                                                                   sales
Quantra Software          Delaware        100% Quantra            Manufacture and sell
 Corporation                               Corporation             mortgage loan and
                                                                   security management
                                                                   software
Landauer Realty           Iowa            100% AEGON USA Realty   Real estate counseling
 Advisors, Inc.                            Advisors, Inc.
Landauer Associates,      Delaware        100% AEGON USA Realty   Real estate counseling
 Inc.                                      Advisors, Inc.
Realty Information        Iowa            100% AEGON USA Realty   Information Systems for
 Systems, Inc.                             Advisors, Inc.          real estate investment
                                                                   management
AEGON USA Realty          Iowa            100% AEGON USA Realty   Real estate management
 Management, Inc                           Advisors, Inc.
USP Real Estate           Iowa            21.89% First AUSA       Real estate investment
 Investment Trust                          Life Ins. Co.           trust
                                          13.11% PFL Life Ins.
                                           Co.
                                          4.86% Bankers United
                                           Life Assurance Co.
Cedar Income Fund, Ltd.   Iowa            16.73% PFL Life Ins.    Real estate investment
                                           Co.                     trust
                                          3.77% Bankers United
                                           Life Assurance
                                           Company
                                          3.38% Life Investors
                                           Co. of America
                                          1.97% AEGON USA Realty
                                           Advisors, Inc.
                                          .18% First AUSA Life
                                           Ins. Co.
RCC Properties Limited    Iowa            AEGON USA Realty        Limited Partnership
 Partnership                               Advisors, Inc. is
                                           General Partner and
                                           5% owner.
AUSA Financial Markets,   Iowa            100% AUSA Holding Co.   Marketing
 Inc.
Endeavor Investment       California      49.9% AUSA Financial    General Partnership
 Advisors                                  Markets, Inc.
Universal Benefits        Iowa            100% AUSA Holding Co.   Third party administrator
 Corporation
Investors Warranty of     Iowa            100% AUSA Holding Co.   Provider of automobile
 America, Inc.                                                     extended maintenance
                                                                   contracts
Massachusetts Fidelity    Iowa            100% AUSA Holding Co.   Trust company
 Trust Co.
Money Services, Inc.      Delaware        100% AUSA Holding Co.   Provides financial
                                                                   counseling for employees
                                                                   and agents of affiliated
                                                                   companies
Zahorik Company, Inc.     California      100% AUSA Holding Co.   Broker-Dealer

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------            --------
ZCI, Inc.                 Alabama         100% Zahorik Company,   Insurance agency
                                           Inc.
AEGON Asset Management    Delaware        100% AUSA Holding Co.   Registered investment
 Services, Inc.                                                    advisor
Intersecurities, Inc.     Delaware        100% AUSA Holding Co.   Broker-Dealer
ISI Insurance Agency,     California      100% Intersecurities,   Insurance agency
 Inc.                                      Inc.
ISI Insurance Agency of   Ohio            100% ISI Insurance      Insurance agency
 Ohio, Inc.                                Agency, Inc.
ISI Insurance Agency of   Texas           100% ISI Insurance      Insurance agency
 Texas, Inc.                               Agency, Inc.
ISI Insurance Agency of   Massachusetts   100% ISI Insurance      Insurance Agency
 Massachusetts, Inc.                       Agency Inc.
Associated Mariner        Michigan        100% Intersecurities,   Holding co./management
 Financial Group, Inc.                     Inc.                    services
Mariner Financial         Michigan        100% Associated         Broker/Dealer
 Services, Inc.                            Mariner Financial
                                           Group, Inc.
Mariner Planning          Michigan        100% Mariner Financial  Financial planning
 Corporation                               Services, Inc.
Associated Mariner        Michigan        100% Associated         Insurance agency
 Agency, Inc.                              Mariner Financial
                                           Group, Inc.
Associated Mariner        Hawaii          100% Associated         Insurance agency
 Agency of Hawaii, Inc.                    Mariner Agency, Inc.
Associated Mariner Ins.   Massachusetts   100% Associated         Insurance agency
 Agency of                                 Mariner Agency, Inc.
 Massachusetts, Inc.
Associated Mariner        Ohio            100% Associated         Insurance agency
 Agency Ohio, Inc.                         Mariner Agency, Inc.
Associated Mariner        Texas           100% Associated         Insurance agency
 Agency Texas, Inc.                        Mariner Agency, Inc.
Associated Mariner        New Mexico      100% Associated         Insurance agency
 Agency New Mexico, Inc.                   Mariner Agency, Inc.
Mariner Mortgage Corp.    Michigan        100% Associated         Mortgage origination
                                           Mariner Financial
                                           Group, Inc.
Idex Investor Services,   Florida         100% AUSA Holding Co.   Shareholder services
 Inc.
Idex Management, Inc.     Delaware        50% AUSA Holding Co.    Investment advisor
                                          50% Janus Capital
                                           Corp.
IDEX II Series Fund       Massachusetts   Various                 Mutual fund
IDEX Fund                 Massachusetts   Various                 Mutual fund
IDEX Fund 3               Massachusetts   Various                 Mutual fund
First AUSA Life           Maryland        100% AEGON USA, Inc.    Insurance holding company
 Insurance Company
AUSA Life Insurance       New York        100% First AUSA Life    Insurance
 Company, Inc.                             Insurance Company
Life Investors Insurance  Iowa            100% First AUSA Life    Insurance
 Company of America                        Ins. Co.
Bankers United Life       Iowa            100% Life Investors     Insurance
 Assurance Company                         Ins. Company of
                                           America
Life Investors Agency     Iowa            100% Life Investors     Marketing
 Group, Inc.                               Ins. Company of
                                           America
PFL Life Insurance        Iowa            100% First AUSA Life    Insurance
 Company                                   Ins. Co.
AEGON Financial Services  Minnesota       100% PFL Life           Marketing
 Group, Inc.                               Insurance Co.
AEGON Assignment          Kentucky        100% AEGON Financial    Administrator of
 Corporation                               Services Group, Inc.    structured settlements
Southwest Equity Life     Arizona         100% of Common Voting   Insurance
 Ins. Co.                                  Stock First AUSA Life
                                           Ins. Co.

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------            --------
Iowa Fidelity Life        Arizona         100% of Common Voting   Insurance
 Insurance Co.                             Stock First AUSA Life
                                           Ins. Co.
Western Reserve Life      Ohio            100% First AUSA Life    Insurance
 Assurance Co. of Ohio                     Ins. Co.
WRL Series Fund, Inc.     Maryland        Various                 Mutual fund
WRL Investment Services,  Florida         100% Western Reserve    Provides administration
 Inc.                                      Life Assurance Co. of   for affiliated mutual
                                           Ohio                    fund
WRL Investment            Florida         100% Western Reserve    Registered investment
 Management, Inc.                          Life Assurance Co. of   advisor
                                           Ohio
Monumental Life           Maryland        100% First AUSA Life    Insurance
 Insurance Co.                             Ins. Co.
AEGON Special Markets     Maryland        100% Monumental Life    Marketing
 Group, Inc.                               Ins. Co.
Monumental General        Maryland        100% First AUSA Life    Insurance
 Casualty Co.                              Ins. Co.
United Financial          Maryland        100% First AUSA Life    General agency
 Services, Inc.                            Ins. Co.
Bankers Financial Life    Arizona         100% First AUSA Life    Insurance
 Ins. Co.                                  Ins. Co.
The Whitestone            Maryland        100% First AUSA Life    Insurance agency
 Corporation                               Ins. Co.
Cadet Holding Corp.       Iowa            100% First AUSA Life    Holding company
                                           Insurance Company
Commonwealth General      Delaware        100% AEGON USA, Inc.    Holding company
 Corporation ("CGC")
PB Series Trust           Massachusetts   N/A                     Mutual fund
Monumental Agency Group,  Kentucky        100% CGC                Provider of srvcs. to
 Inc.                                                              ins. cos.
Benefit Plans, Inc.       Delaware        100% CGC                TPA for Peoples Security
                                                                   Life Insurance Company
Durco Agency, Inc.        Virginia        100% Benefit Plans,     General agent
                                           Inc.
Commonwealth General.     Kentucky        100% CGC                Administrator of
 Assignment Corporation                                            structured settlements
Providian Financial       Pennsylvania    100% CGC                Financial services
 Services, Inc.
AFSG Securities           Pennsylvania    100% CGC                Broker-Dealer
 Corporation
PB Investment Advisors,   Delaware        100% CGC                Registered investment
 Inc.                                                              advisor
Diversified Financial     Delaware        100% CGC                Provider of investment,
 Products Inc.                                                     marketing and admin.
                                                                   services to ins. cos.
AEGON USA Real Estate     Delaware        100% Diversified        Real estate and mortgage
 Services, Inc.                            Financial Products      holding company
                                           Inc.
Capital Real Estate       Delaware        100% CGC                Furniture and equiment
 Development Corporation                                           lessor
Capital General           Delaware        100% CGC                Holding company
 Development Corporation
Commonwealth Life         Kentucky        100% Capital General    Insurance company
 Insurance Company                         Development
                                           Corporation
Agency Holding I, Inc.    Delaware        100% Commonwealth Life  Investment subsidiary
                                           Insurance Company
Agency Investments I,     Delaware        100% Agency Holding I,  Investment subsidiary
 Inc.                                      Inc.
Peoples Security Life     North           100% Capital General    Insurance company
 Insurance Company        Carolina         Development
                                           Corporation
Ammest Realty             Texas           100% Peoples Security   Special purpose
 Corporation                               Life Insurance          subsidiary
                                           Company
Agency Holding II, Inc.   Delaware        100% Peoples Security   Investment subsidiary
                                           Life Insurance
                                           Company

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------            --------
Agency Investments II,    Delaware        100% Agency Holding     Investment subsidiary
 Inc.                                      II, Inc.
Agency Holding III, Inc.  Delaware        100% Peoples Security   Investment subsidiary
                                           Life Insurance
                                           Company
Agency Investments III,   Delaware        100% Agency Holding     Investment subsidiary
 Inc.                                      III, Inc.
JMH Operating Company,    Mississippi     100% Peoples Security   Real estate holdings
 Inc.                                      Life Insurance
                                           Company
Capital Security Life     North           100% Capital General    Insurance company
 Ins. Co.                 Carolina         Development
                                           Corporation
Independence Automobile   Florida         100% Capital Security   Automobile Club
 Association, Inc.                         Life Insurance
                                           Company
Independence Automobile   Georgia         100% Capital Security   Automobile Club
 Club, Inc.                                Life Insurance
                                           Company
Capital 200 Block         Delaware        100% CGC                Real estate holdings
 Corporation
Capital Broadway          Kentucky        100% CGC                Real estate holdings
 Corporation
Southlife, Inc.           Tennessee       100% CGC                Investment subsidiary
Ampac Insurance Agency,   Pennsylvania    100% CGC                Provider of management
 Inc.                                                              support services
 (EIN 23-1720755)
National Home Life        Pennsylvania    100% Ampac Insurance    Special-purpose
 Corporation                               Agency, Inc.            subsidiary
Compass Rose Development  Pennsylvania    100% Ampac Insurance    Special-purpose
 Corporation                               Agency, Inc.            subsidiary
Association Consultants,  Illinois        100% Ampac Insurance    TPA license-holder
 Inc.                                      Agency, Inc.
Valley Forge Associates,  Pennsylvania    100% Ampac Insurance    Furniture & equipment
 Inc.                                      Agency, Inc.            lessor
Veterans Benefits Plans,  Pennsylvania    100% Ampac Insurance    Administator of group
 Inc.                                      Agency, Inc.            insurance programs
Veterans Insurance        Delaware        100% Ampac Insurance    Special-purpose
 Services, Inc.                            Agency, Inc.            subsidiary
Financial Planning        Dist.           100% Ampac Insurance    Special-purpose
 Services, Inc.           Columbia         Agency, Inc.            subsidiary
Providian Auto and Home   Missouri        100% CGC                Insurance company
 Insurance Company
Academy Insurance Group,  Delaware        100% CGC                Holding company
 Inc.
Academy Life Insurance    Missouri        100% Academy Insurance  Insurance company
 Co.                                       Group, Inc.
Pension Life Insurance    New Jersey      100% Academy Insurance  Insurance company
 Company of America                        Group, Inc.
Academy Services, Inc.    Delaware        100% Academy Insurance  Special-purpose
                                           Group, Inc.             subsidiary
Ammest Development Corp.  Kansas          100% Academy Insurance  Special-purpose
 Inc.                                      Group, Inc.             subsidiary
Ammest Insurance Agency,  California      100% Academy Insurance  General agent
 Inc.                                      Group, Inc.
Ammest Massachusetts      Massachusetts   100% Academy Insurance  Special-purpose
 Insurance Agency, Inc.                    Group, Inc.             subsidiary
Ammest Realty, Inc.       Pennsylvania    100% Academy Insurance  Special-purpose
                                           Group, Inc.             subsidiary
Ampac, Inc.               Texas           100% Academy Insurance  Managing general agent
                                           Group, Inc.
Ampac Insurance Agency,   Pennsylvania    100% Academy Insurance  Special-purpose
 Inc.                                      Group, Inc.             subsidiary
 (EIN 23-2364438)
Data/Mark Services, Inc.  Delaware        100% Academy Insurance  Provider of mgmt.
                                           Group, Inc.             services

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------            --------
Force Financial Group,    Delaware        100% Academy Insurance  Special-purpose
 Inc.                                      Group, Inc.             subsidiary
Force Financial           Massachusetts   100% Force Fin. Group,  Special-purpose
 Services, Inc.                            Inc.                    subsidiary
Military Associates,      Pennsylvania    100% Academy Insurance  Special-purpose
 Inc.                                      Group, Inc.             subsidiary
NCOA Motor Club, Inc.     Georgia         100% Academy Insurance  Automobile club
                                           Group, Inc.
NCOAA Management Company  Texas           100% Academy Insurance  Special-purpose
                                           Group, Inc.             subsidiary
Unicom Administrative     Pennsylvania    100% Academy Insurance  Provider of admin.
 Services, Inc.                            Group, Inc.             services
Unicom Administrative     Germany         100% Unicom             Provider of admin.
 Services, GmbH                            Administrative          servcies
                                           Services, Inc.
Providian Property and    Kentucky        100% Providian Auto     Insurance company
 Casualty Insurance                        and Home Insurance
 Company                                   Company
Providian Fire Insurance  Kentucky        100% Providian          Insurance company
 Co.                                       Property and Casualty
                                           Insurance Co.
Capital Liberty, L.P.     Delaware        79.2% Commonwealth      Holding Company
                                           Life Insurance
                                           Company
                                          19.8% Peoples Security
                                           Life Insurance
                                           Company
                                          1% CGC
Commonwealth General LLC  Turks &         100% CGC                Special-purpose
                          Caicos                                   subsidiary
                          Islands
Providian Life and        Missouri        3.7% CGC                Insurance company
 Health Insurance
 Company
                                          15.3% Peoples Security
                                           Life Insurance
                                           Company
                                          20% Capital Liberty,
                                           L.P.
                                          61% Commonwealth Life
                                           Insurance Company
Veterans Life Insurance   Illinois        100% Providian Life     Insurance company
 Co.                                       and Health Insurance
                                           Company
Peoples Benefit           Pennsylvania    100% Veterans Life      Special-purpose
 Services, Inc.                            Ins. Co.                subsidiary
First Providian Life and  New York        100% Veterans Life      Insurance Company
 Health Insurance                          Ins. Co.
 Company

ITEM 27. NUMBER OF CONTRACT OWNERS

 As of February 28, 1998 there were 40,875 owners of Contracts.

ITEM 28. INDEMNIFICATION

 Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Sep-arate Account II, File No. 33-7037.

ITEM 29. PRINCIPAL UNDERWRITERS

 (a) None.

 (b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri and The Vanguard Group, Inc., Valley Forge, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

 All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS


 (a) Providian Life & Health Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Providian Life & Health In-surance Company.

                                  SIGNATURES

 AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT, PROVIDIAN LIFE & HEALTH INSURANCE COMPANY SEPARATE ACCOUNT IV, CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485 FOR EFFECTIVENESS HEREOF AND HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF IN THE COUNTY OF JEFFERSON AND COMMONWEALTH OF KENTUCKY ON THE 30TH DAY OF APRIL, 1998.

                                          Providian Life & Health Insurance
                                           Company Separate Account IV
                                           (Registrant)

                                          By: Providian Life & Health
                                              Insurance Company


                                          By:      /s/ Bart Herbert, Jr.*
                                              ---------------------------------
                                              BART HERBERT, JR., PRESIDENT

                                          Providian Life & Health Insurance
                                           Company (Depositor)


                                          By:      /s/ Bart Herbert, Jr.*
                                              ---------------------------------
                                              BART HERBERT, JR., PRESIDENT


                                          *By:     /s/ R. Michael Slaven
                                               --------------------------------
                                               R. MICHAEL SLAVEN
                                               ATTORNEY-IN-FACT

 AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS AMENDED REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

             SIGNATURE                       TITLE                DATE
             ---------                       -----                ----
      /s/ Martha A. McConnell*        Treasurer (Chief        April 30, 1998
------------------------------------   Accounting Officer)
        MARTHA A. MCCONNELL

         /s/ Jay H. Berman*           Director                April 30, 1998
------------------------------------
           JAY H. BERMAN

        /s/ Susan E. Martin*          Director, Vice          April 30, 1998
------------------------------------   President,
          SUSAN E. MARTIN              Secretary and
                                       Associate General
                                       Counsel

    /s/ G. Douglas Mangum, Jr.*       Director, and Senior    April 30, 1998
------------------------------------   Vice President
       G. DOUGLAS MANGUM, JR.

    /s/ John C. Prestwood, Jr.*       Director, Vice          April 30, 1998
------------------------------------   President and
       JOHN C. PRESTWOOD, JR.          Actuary

       /s/ Douglas A. Sarcia*         Director and Vice       April 30, 1998
------------------------------------   President
         DOUGLAS A. SARCIA

        /s/ Brian A. Smith*           Director and Senior     April 30, 1998
------------------------------------   Vice President
           BRIAN A. SMITH

       /s/ Thomas B. Nesspor*         Director and Vice       April 30, 1998
------------------------------------   President
         THOMAS B. NESSPOR

       /s/ Bart Herbert, Jr.*         Director and            April 30, 1998
------------------------------------   President
         BART HERBERT, JR.

        /s/ Craig D. Vermie*          Director                April 30, 1998
------------------------------------
          CRAIG D. VERMIE

       /s/ R. Michael Slaven
*By: _______________________________
         R. MICHAEL SLAVEN
          ATTORNEY-IN-FACT

                              SEPARATE ACCOUNT IV
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT


                               INDEX TO EXHIBITS




EXHIBIT 8(c) ADMINISTRATIVE SERVICES AGREEMENT DATED SEPTEMBER, 1997 BETWEEN THE VANGUARD GROUP, INC., PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY AND FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

EXHIBIT 9(a)     OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)     CONSENT OF COUNSEL

EXHIBIT 10       CONSENT OF INDEPENDENT AUDITORS